                                                            SEMIANNUAL REPORT TO
                                                     SHAREHOLDERS FOR THE PERIOD
                                                         ENDED FEBRUARY 28, 1998

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

FLORIDA TAX-FREE INCOME FUND
NEW JERSEY TAX-FREE INCOME FUND
NEW YORK TAX-FREE INCOME FUND
PENNSYLVANIA TAX-FREE INCOME FUND

KEMPER STATE TAX-FREE INCOME SERIES



                   "... The funds benefited from the strong
                   rally in the municipal bond market from
                    October 24 through early January. ..."


                                                             [KEMPER FUNDS LOGO]

CONTENTS
4
ECONOMIC OVERVIEW
6
PERFORMANCE UPDATE
7
TERMS TO KNOW
8
FLORIDA'S PORTFOLIO STATISTICS
AND PORTFOLIO OF INVESTMENTS
12
NEW JERSEY'S PORTFOLIO STATISTICS
AND PORTFOLIO OF INVESTMENTS
16
NEW YORK'S PORTFOLIO STATISTICS
AND PORTFOLIO OF INVESTMENTS

AT A GLANCE
--------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS' TOTAL RETURNS
FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 1998 (UNADJUSTED FOR ANY SALES
CHARGE)
--------------------------------------------------------------------------------

                                 [BAR GRAPH]
FLORIDA
--------------------------------------------------------------------------------
CLASS A                                                            4.69%
CLASS B                                                            4.36%
CLASS C                                                            4.26%
LIPPER FLORIDA TAX-FREE INCOME FUNDS CATEGORY AVERAGE*             4.89%
--------------------------------------------------------------------------------

 NEW JERSEY
                                 [BAR GRAPH]
--------------------------------------------------------------------------------
CLASS A                                                            4.90%
CLASS B                                                            4.42%
CLASS C                                                            4.55%
LIPPER NEW JERSEY TAX-FREE INCOME FUNDS CATEGORY AVERAGE*          4.70%
--------------------------------------------------------------------------------

 NEW YORK
                                 [BAR GRAPH]
--------------------------------------------------------------------------------
CLASS A                                                            4.89%
CLASS B                                                            4.35%
CLASS C                                                            4.46%
LIPPER NEW YORK TAX-FREE INCOME FUNDS CATEGORY AVERAGE*            4.87%
--------------------------------------------------------------------------------

 PENNSYLVANIA
                                 [BAR GRAPH]
--------------------------------------------------------------------------------
CLASS A                                                            5.04%
CLASS B                                                            4.62%
CLASS C                                                            4.77%
LIPPER FLORIDA TAX-FREE INCOME FUNDS CATEGORY AVERAGE*             4.85%
--------------------------------------------------------------------------------

RETURNS ARE HISTORICAL AND DO NOT REPRESENT FUTURE PERFORMANCE. RETURNS AND NET ASSET VALUE FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.
--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FLORIDA
--------------------------------------------------------------------------------

                                     AS OF     AS OF
                                    2/28/98   8/31/97
-----------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS A                     $10.51    $10.42
-----------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS B                     $10.50    $10.40
-----------------------------------------------------
    KEMPER FLORIDA TAX-FREE INCOME
    FUND CLASS C                     $10.50    $10.41
-----------------------------------------------------

-----------------------------------------------------
 NEW JERSEY
-----------------------------------------------------

                                     AS OF     AS OF
                                    2/28/98   8/31/97
-----------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE
    INCOME FUND CLASS A              $10.31    $10.12
-----------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE
    INCOME FUND CLASS B              $10.33    $10.15
-----------------------------------------------------
    KEMPER NEW JERSEY TAX-FREE
    INCOME FUND CLASS C              $10.35    $10.16
-----------------------------------------------------

-----------------------------------------------------
 NEW YORK
-----------------------------------------------------

                                     AS OF     AS OF
                                    2/28/98   8/31/97
-----------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS A              $11.01    $10.93
-----------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS B              $11.01    $10.94
-----------------------------------------------------
    KEMPER NEW YORK TAX-FREE
    INCOME FUND CLASS C              $11.00    $10.92
-----------------------------------------------------

-----------------------------------------------------
 PENNSYLVANIA
-----------------------------------------------------

                                     AS OF     AS OF
                                    2/28/98   8/31/97
-----------------------------------------------------
    KEMPER PENNSYLVANIA TAX-FREE
    INCOME FUND CLASS A              $10.63    $10.41
-----------------------------------------------------
    KEMPER PENNSYLVANIA TAX-FREE
    INCOME FUND CLASS B              $10.62    $10.41
-----------------------------------------------------
    KEMPER PENNSYLVANIA TAX-FREE
    INCOME FUND CLASS C              $10.63    $10.41
-----------------------------------------------------

CONTENTS
20
PENNSYLVANIA'S
PORTFOLIO STATISTICS
AND PORTFOLIO OF
INVESTMENTS
24
SHAREHOLDERS' MEETING
25
FINANCIAL STATEMENTS
28
NOTES TO
FINANCIAL STATEMENTS

33
FINANCIAL HIGHLIGHTS

AT A GLANCE
--------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS' LIPPER RANKINGS*
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FLORIDA
--------------------------------------------------------------------------------

                           CLASS A              CLASS B           CLASS C
--------------------------------------------------------------------------------
    1-YEAR                #34 of 63 funds   #55 of 63 funds   #57 of 63 funds
--------------------------------------------------------------------------------
    5-YEAR                #3 of 23 funds          N/A               N/A
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NEW JERSEY
--------------------------------------------------------------------------------


                           CLASS A              CLASS B           CLASS C
--------------------------------------------------------------------------------
    1-YEAR                #20 of 57 funds    #48 of 57 funds    #43 of 57 funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NEW YORK
--------------------------------------------------------------------------------


                           CLASS A              CLASS B           CLASS C
--------------------------------------------------------------------------------
    1-YEAR                #51 of 95 funds   #81 of 95 funds   #79 of 95 funds
--------------------------------------------------------------------------------
    5-YEAR                #10 of 48 funds         N/A               N/A
--------------------------------------------------------------------------------
    10-YEAR               #6 of 27 funds          N/A               N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA
--------------------------------------------------------------------------------


                           CLASS A              CLASS B           CLASS C
--------------------------------------------------------------------------------
    1-YEAR                #11 of 66 funds   #27 of 66 funds   #33 of 66 funds
--------------------------------------------------------------------------------

*LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE. RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT REFLECT FUTURE PERFORMANCE. THE FUNDS ARE COMPARED TO THEIR RESPECTIVE LIPPER CATEGORIES AS FOLLOWS: FLORIDA MUNICIPAL DEBT, NEW JERSEY MUNICIPAL DEBT, NEW YORK MUNICIPAL DEBT AND PENNSYLVANIA MUNICIPAL DEBT.

--------------------------------------------------------------------------------
DIVIDEND REVIEW
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE
FUNDS AS OF FEBRUARY 28, 1998.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA
--------------------------------------------------------------------------------


                            CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    SIX-MONTH INCOME:       $0.2455   $0.2007   $0.2009
--------------------------------------------------------------------------------
    FEBRUARY DIVIDEND:      $0.0368   $0.0301   $0.0302
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:       4.50%     3.69%     3.70%
--------------------------------------------------------------------------------
    SEC YIELD+:               3.75%     3.08%     3.08%
--------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     5.96%     4.90%     4.90%
--------------------------------------------------------------------------------

    BASED ON A MARGINAL TAX RATE OF 37.1% (FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NEW JERSEY
--------------------------------------------------------------------------------


                            CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    SIX-MONTH INCOME:       $0.2131   $0.1734   $0.1748
--------------------------------------------------------------------------------
    FEBRUARY DIVIDEND:      $0.0340   $0.0273   $0.0272
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:       4.24%     3.40%     3.38%
--------------------------------------------------------------------------------
    SEC YIELD+:               3.52%     2.90%     2.88%
--------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     5.98%     4.92%     4.89%
--------------------------------------------------------------------------------

    BASED ON A MARGINAL TAX RATE OF 41.1% (COMBINED NEW JERSEY STATE AND
    FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK
--------------------------------------------------------------------------------


                            CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    SIX-MONTH INCOME:       $0.2641   $0.2166   $0.2173
--------------------------------------------------------------------------------
    FEBRUARY DIVIDEND:      $0.0383   $0.0310   $0.0311
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:       4.47%     3.62%     3.64%
--------------------------------------------------------------------------------
    SEC YIELD+:               3.74%     3.04%     3.07%
--------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     6.62%     5.38%     5.43%
--------------------------------------------------------------------------------

    BASED ON A MARGINAL INCOME TAX RATE OF 43.5% (COMBINED NEW YORK STATE, NEW YORK CITY AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA
--------------------------------------------------------------------------------


                            CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    SIX-MONTH INCOME:       $0.2157   $0.1755   $0.1770
--------------------------------------------------------------------------------
    FEBRUARY DIVIDEND:      $0.0323   $0.0257   $0.0276
--------------------------------------------------------------------------------
    ANNUALIZED
    DISTRIBUTION RATE+:       3.91%     3.11%     3.34%
--------------------------------------------------------------------------------
    SEC YIELD+:               3.44%     2.85%     2.87%
--------------------------------------------------------------------------------
    TAX EQUIVALENT YIELD:     5.63%     4.66%     4.70%
--------------------------------------------------------------------------------

    BASED ON A MARGINAL TAX RATE OF 38.9% (COMBINED PENNSYLVANIA STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON FEBRUARY 28, 1998. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED FEBRUARY 28, 1998 SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH A STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. TAX EQUIVALENT YIELD IS BASED ON THE FUND'S YIELD AND THE APPLICABLE 1997 FEDERAL AND STATE MARGINAL TAX RATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES AND, FOR SOME INVESTORS, A PORTION MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS. HE IS ALSO A MEMBER OF THE INVESTMENT POLICY AND STRATEGY COMMITTEE FOR KEMPER FUNDS.

SILVIA HOLDS A BACHELOR OF ARTS AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND HAS A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, INC. IS THE INVESTMENT ADVISOR FOR KEMPER FUNDS. IT IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS WORLDWIDE, MANAGING MORE THAN $200 BILLION IN ASSETS GLOBALLY FOR MUTUAL FUND INVESTORS, RETIREMENT AND PENSION PLANS, INSTITUTIONAL AND CORPORATE CLIENTS, INSURANCE COMPANIES AND PRIVATE, FAMILY AND INDIVIDUAL ACCOUNTS. IT IS ONE OF THE 10 LARGEST MUTUAL FUND COMPLEXES IN THE UNITED STATES.

DEAR SHAREHOLDERS,

Despite ongoing stock market volatility, the economic climate for mutual fund investors was fairly positive in the first quarter of 1998. The Dow Jones Industrial Average rose 11.3 percent, making it the best first quarter since 1987. Seemingly in defiance of our diplomatic struggles with Iraq, political scandal at home and a few major earnings disappointments particularly in the technology sector, the market managed to hit several new highs in the first quarter. U.S. corporate profit growth and earnings continued to boost stock prices, making the market all the more attractive to investors. Steady U.S. economic growth bolstered by stable interest rates created a positive environment for both equity and fixed-income investing -- and we expect this trend to continue.

  The U.S. economy, as measured by the gross domestic product (GDP) growth rate, grew at a 3.8 percent rate in 1997, representing solid growth for the year ahead. Momentum for the year is expected to slow to a rate of 2.5 to 3.0 percent, still a very respectable rate.

  Although the economy will continue to slow in the months ahead, the outlook is still positive. Employment growth is expected to remain steady. Both bonds and equities continue to perform well, thereby boosting consumer confidence and spending. The housing market has been noteworthy, with new home sales reaching an all-time high for this point in the economic cycle and housing starts remain high relative to demographic trends.

  Output prices, as measured by the Consumer Price Index (CPI), remained stable at 1.5 to 2 percent year over year. When the rate of inflation remains stable and as low as it has, the risk of higher interest rates is reduced and the real return on financial assets grows. It is unlikely that the Fed will raise interest rates in the second quarter.

  Much of the market activity in the first quarter can be attributed to today's service-based economy. With the arrival of annual and holiday bonuses at the end of the fourth quarter -- compensation for a good year's work -- the first quarter has established itself as a time for American employees to either spend or stash away these lump sum earnings in Individual Retirement Accounts (IRAs) and other investments.

  One factor that affected the U.S. market in 1997 appears to be having a diminished influence in 1998. The East Asian market crisis now appears for most Asian countries to be subsiding. East Asia's economic difficulties did not affect global production or employment nearly as much as the markets had anticipated. Consequently, most investors have not felt the serious repercussions that had been feared. Obviously, investors with heavy concentrations in the region suffered the largest losses. But the markets were anticipating a greater global impact -- and this has not yet come to pass. Further impacts may occur or orders on shipments already made may find no ultimate buyer. Then again, many East Asian countries appear to have already recovered from the crisis. Some Asian currencies have stabilized and several Asian stock markets have rebounded. Korea and Malaysia are two countries where this has happened. The perception of an Asian "contagion" or flu throughout the region is fading fast -- and investors in general seem to be staying in the game.

  At the end of February, the U.S. federal budget deficit essentially vanished. Recent efforts to reduce the deficit, combined with higher federal revenues due to the robust economy, left us with an expected budget surplus for fiscal 1998. This stable fiscal environment is characterized by a reduction in Treasury financing, which tends to have a downward effect on interest rates. Lower interest rates fuel consumer spending, which clearly benefits the marketplace in the form of higher corporate revenues and earnings. One result of higher earnings is higher stock prices, which can ultimately benefit investors.

  The last time the U.S. enjoyed a budget surplus was 1969. After nearly 30 years of being in the red, we very well may notice a new shift in psychology about the Treasury market and the issuance of Treasury securities. In the past, investors worried about deficits that were out of control and expected higher interest rates on Treasuries. High interest rates are the bane of fixed-income investing, so a balanced budget can be expected to have a positive effect.

  On the global front, current economic fundamentals continue to favor the U.S., with the dollar persisting as a safe haven for investors. International investors want to

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

     The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  [BAR GRAPH]

                              NOW (3/31/98)       6 MONTHS AGO        1 YEAR AGO     2 YEARS AGO
10-YEAR TREASURY RATE(1)         5.65                6.03                6.89           6.51
PRIME RATE(2)                    8.5                 8.5                 8.5            8.25
INFLATION RATE(3)                1.38                2.08                2.43           2.9
THE U.S. DOLLAR(4)               4.88                7.62                9.32           8.94
CAPITAL GOODS ORDERS(5)*         8.14               15.24                8.1            3.54
INDUSTRIAL PRODUCTION(5)*        4.95                4.99                5.31           2.41
EMPLOYMENT GROWTH(6)             2.59                2.36                2.27           1.78

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2)  The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5)  These influence corporate profits and equity performance.

(6)  An influence on family income and retail sales.

*    Data as of February 28, 1998.

SOURCE:   ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

participate in U.S. economic growth, which, at 3.8 percent for 1997, was better than the economic growth in both Europe and Japan. Europe's 1997 growth rate remained fairly steady at 2 to 3 percent. Japan experienced a growth rate last year of 1 percent. U.S. real interest rates have also been more attractive than those of most other countries, enticing foreign investors to buy U.S. Treasuries.

  We anticipate the positive economic environment to continue. The budget surplus should hold for at least the near term. President Clinton's initiatives for increased spending and more tax credits haven't come to fruition. In fact, proponents of spending control have continued to squelch spending programs on Capitol Hill. All the while, fiscal policy has remained steady.

  With solid economic growth, lower interest rates, low inflation and a record-setting stock market, it is no wonder that investor expectations are high. But, are investors expecting too much?

  It is important to recognize that although from a macroeconomic perspective the economy is strong, there are some microeconomic challenges that could threaten in the months to come. These include health care reform and shifts in the political landscape at home and continuing conflicts or new developments abroad. For example, the European monetary union (EMU) appears to be proceeding as we would expect. But within six months to a year after the EMU is established in 1999, tensions may indeed mount as countries try to adapt to the new structure. Each of these issues could affect our strong, yet reactive marketplace. Be sure to stay tuned.

  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

JOHN E. SILVIA

JOHN E. SILVIA

April 10, 1998

PERFORMANCE UPDATE

[MIER PHOTO]
CHRISTOPHER MIER JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1986 AND IS A MANAGING DIRECTOR. MIER WAS A VICE PRESIDENT AND PORTFOLIO MANAGER OF THE KEMPER STATE TAX-FREE INCOME SERIES FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28,1998. MIER RECEIVED A BACHELOR'S DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND WENT ON TO RECEIVE HIS M.M. IN FINANCE FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

AS OF MARCH 1, 1998, ELEANOR R. BRENNAN HAS BEEN THE LEAD PORTFOLIO MANAGER OF THE KEMPER MICHIGAN TAX-FREE INCOME FUND AND KEMPER NEW JERSEY TAX-FREE INCOME FUND. BRENNAN JOINED SCUDDER KEMPER INVESTMENTS, INC. IN MARCH 1995 AND IS A VICE PRESIDENT. PRIOR TO JOINING SCUDDER KEMPER, BRENNAN WAS AN ASSISTANT PORTFOLIO MANAGER FOR AN UNAFFILIATED INVESTMENT MANAGEMENT FIRM FROM 1993 TO 1995. SHE RECEIVED HER B.A. IN ECONOMICS FROM URSINUS COLLEGE AND AN M.S. IN FINANCE FROM DREXEL UNIVERSITY. BRENNAN IS A CHARTERED FINANCIAL ANALYST.

AS OF MARCH 1, 1998, PHILIP G. CONDON HAS BEEN LEAD PORTFOLIO MANAGER OF THE KEMPER PENNSYLVANIA TAX-FREE INCOME FUND. CONDON JOINED SCUDDER KEMPER INVESTMENTS IN 1983 AND IS A MANAGING DIRECTOR. HE RECEIVED A B.A. AND M.B.A., WITH A CONCENTRATION IN FINANCE, FROM THE UNIVERSITY OF MASSACHUSETTS, AMHERST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

THE ASIAN CRISIS AND RECORD LOW INFLATION SUPPORTED STRONG SIX-MONTH PERFORMANCE BY THE FUNDS IN THE KEMPER STATE TAX-FREE INCOME FUND SERIES. PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW THESE AND OTHER FACTORS AFFECTED THE MUNICIPAL MARKET AND WHAT HE EXPECTS DOWN THE ROAD.

Q      THE ASIAN MARKET AND CURRENCY CRISIS DOMINATED FINANCIAL NEWS DURING THE
PAST SIX MONTHS. HOW HAS IT AFFECTED THE MUNICIPAL BOND MARKET?

A      When the Asian crisis came to the forefront in October, we recognized that it would have a deflationary effect and would eventually trigger a flight to quality in the bond market. With that in mind, we lengthened our duration in the portfolios by late October. The funds benefited from a strong rally in the municipal bond market from October 24 through early January.

       We began reducing the duration of our portfolios in early January, feeling that most of the effects of the Asian crisis were already embedded in the bond market by mid-January when prices peaked. February was rather flat for the municipal bond market, but Kemper State Tax-Free Income Series performed well because of their structure and neutral positioning.

Q      HOW DID THE UNPRECEDENTED NUMBER OF BONDS ISSUED DURING THIS PERIOD
AFFECT THE MARKET AND THE FUNDS?

A      The tremendous number of bonds marketed during this period had a significant effect on the market and a positive effect on our funds' portfolios. Because of the large volume, we were able to shop around for attractive issues to include in our portfolios. As for the market, the volume of new issues forced municipal rates to stay attractive. Municipal rates were about 90 percent of a 30-year Treasury bond for the six-month period ended February 28, 1998.

       In January, the market saw about $17.6 billion in volume compared to an average of about $10 billion in the past three Januarys. February 1998 saw the greatest volume of any February for the last decade at $20.2 billion. The elevated supply was due to two factors -- declining interest rates, which led to an increase in advanced refunding issues, and continued growth in new project financings.

       The solid economy also contributed to a significant improvement in credit quality. When the economy is strong, cities and states get more tax revenue, and more tax revenue means budgets are in balance and sometimes in surplus. That results in higher credit ratings and thus, higher-quality bonds.

Q      HOW HAS THE DIRECTION OF INTEREST RATES AFFECTED THE MARKET?

A      Throughout most of this period, the Federal Reserve Board (the Fed) had indicated a bias toward tightening rates because of strong domestic growth. When the economy expands too quickly, inflation becomes a threat. The Fed was poised to slow that growth by raising interest rates. However, on February 4, 1998, the Fed went to a neutral bias because it was becoming apparent the Asian crisis would have a deflationary effect and offset our very strong economy to some degree.

PERFORMANCE UPDATE


Q      EL NINO HAS HIT FLORIDA ESPECIALLY HARD. WILL THE COSTS ASSOCIATED WITH
REBUILDING AFFECT THE STATE'S ABILITY TO REPAY THEIR OBLIGATIONS?

A      When a natural disaster occurs, cities, counties and states receive a great deal of federal money and insurance money to repair whatever has been destroyed, so the disaster isn't as much of a financial drain as would be expected. Florida is such a huge economy it should absorb the small remaining costs without much difficulty.

Q      WERE THERE ANY SIGNIFICANT EVENTS THAT AFFECTED THE INDIVIDUAL STATES
WITHIN KEMPER STATE TAX-FREE INCOME SERIES?

A      New York City's credit quality was upgraded in February, although that had been widely anticipated. Moody's upgraded the city from 'BAA1' to 'A.'
The reason is that the city draws a huge amount of economic support from financial markets. When financial services are doing well, as they clearly have the last several years, New York City's budget benefits. This upgrade is especially meaningful because certain institutional investors -- bank trusts and some insurance portfolios for example -- cannot invest in any bonds rated lower than 'A.'

  The Asian problem may affect California to a slightly greater extent than the rest of the country because of the state's proximity to Asia and its import and export activity. New York may likewise be a bit more affected because it is a major banking center and therefore carries a disproportionate exposure to Asia's banking crisis. However, I don't feel these Asian ties place either of the states at risk.

Q      HOW HAVE YOU RESPONDED TO THE CHANGING MUNICIPAL YIELD CURVE?

A      We continue to take advantage of the relative flatness of the municipal yield curve. I think the most attractive portion of the curve is in the 15-year area. There is very little incentive to go beyond the 20-year range. The only 30-year paper we have is the premium bonds with prices that reflect their shorter call features or else higher yielding securities like a 'BBB'- or 'A'- rated bond (see Terms to Know for callable bond and bond ratings.)

Q      WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET?

A      Some unusual deals are in the pipeline. In March or April, the Long
Island Power Authority in New York will offer the largest bond issue ever to come to the municipal market. During this time we also expect a number of other large issues, and we will see some refunding. After April, we expect supply to start to taper off. The market is likely to be relatively range bound, and prices should remain somewhat stable. The volatility in the funds should be even lower this year than it was last. I do think rates will trend lower again once the domestic economy begins to show the effect from the Asian problems.

Q      IS THIS STILL A GOOD TIME TO BE IN MUNICIPALS?

A      I think municipals are quite attractive right now. They're at high yield percentages to Treasuries and offer attractive real rates of interest because of our current low rate of inflation. If supply begins to taper off and the economy begins to slow a bit as we expect, that will be good news for the funds.

TERMS TO KNOW

BOND RATINGS Grades assigned by credit-rating agencies to corporate and municipal debt securities, based on the borrower's expected ability to repay. The higher the grade, the lower the interest rate a borrower must pay. The two major Wall Street credit rating firms are Moody's Investors Service Inc. and Standard & Poor's bond ratings.

CALLABLE BOND A bond issue, all or part of which may be redeemed before maturity by the issuer under specified conditions. The term also applies to preferred shares that may be redeemed by the issuing corporation.

DURATION A measure of the interest rate sensitivity of a portfolio, incorporating time to maturity and coupon size. The longer the duration, the greater the interest rate risk.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PORTFOLIO STATISTICS

KEMPER FLORIDA TAX-FREE INCOME FUND





--------------------------------------------------------------------------------
    PORTFOLIO COMPOSITION*             ON 2/28/98              ON 8/31/97
--------------------------------------------------------------------------------
    REVENUE BONDS                           75%                     73%
--------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                 10                       5
--------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                 9                      11
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     6                      11
--------------------------------------------------------------------------------
                                           100%                    100%

                                 [PIE CHART]                   [PIE CHART]
                                 ON 2/28/98                    ON 8/31/97



--------------------------------------------------------------------------------
    QUALITY                            ON 2/28/98              ON 8/31/97
--------------------------------------------------------------------------------
    AAA                                     56%                     51%
--------------------------------------------------------------------------------
    AA                                      15                      19
--------------------------------------------------------------------------------
    A                                        5                       4
--------------------------------------------------------------------------------
    BBB                                     12                      13
--------------------------------------------------------------------------------
    NOT RATED                               12                      13
--------------------------------------------------------------------------------
                                           100%                    100%

                                 [PIE CHART]                   [PIE CHART]
                                 ON 2/28/98                    ON 8/31/97




--------------------------------------------------------------------------------
    YEARS TO MATURITY                  ON 2/28/98              ON 8/31/97
--------------------------------------------------------------------------------
    1-10 YEARS                              13%                     15%
--------------------------------------------------------------------------------
    11-20 YEARS                             59                      39
--------------------------------------------------------------------------------
    21+ YEARS                               28                      46
--------------------------------------------------------------------------------
                                           100%                    100%


                                 [PIE CHART]                   [PIE CHART]
                                 ON 2/28/98                    ON 8/31/97



--------------------------------------------------------------------------------
    AVERAGE MATURITY             ON 2/28/98                ON 8/31/97
--------------------------------------------------------------------------------
                                    15.2 years                15.9 years
--------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

FLORIDA TAX-FREE INCOME FUND

Portfolio of Investments at February 28, 1998 (unaudited)
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------
                     ISSUER                                                          PRINCIPAL AMOUNT   VALUE
--------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
--------------------------------------------------------------------------------------------------------------
                     Pasco County Solid Waste Disposal and Resource Recovery
                       System Rev., 7.80%, to be called 4-1-98 @ 102.50              $   345          $    355
                     -----------------------------------------------------------------------------------------
                     Hillsborough County, Aviation Auth., Tampa International
                       Airport, Rev., 6.90%, to be called 10-1-99 @ 102                  585               625
                     -----------------------------------------------------------------------------------------
                     Volusia County Health Facilities Auth., Memorial Health
                       Systems, Hospital Facilities Rev., 8.25%, to be called
                       6-1-00 @ 102                                                    1,940             2,153
                     -----------------------------------------------------------------------------------------
                     Jacksonville Health Facilities Auth., Memorial Medical
                       Center Proj., Rev., 6.75%, to be called 5-1-01 @ 102            2,000             2,197
                     -----------------------------------------------------------------------------------------
                     Department of Natural Resources, Preservation 2000, Rev.,
                       6.75%, to be called 7-1-01 @ 102                                1,000             1,103
                     -----------------------------------------------------------------------------------------
                     Dunedin, Mease Health Care, Hospital Rev., 6.75%, to be
                       called 11-15-01 @ 102                                             750               833
                     -----------------------------------------------------------------------------------------
                     St. Petersburg Health Facilities Auth., Allegheny Health
                       System, Rev., 7.00%, to be called 12-1-01 @ 102                   500               560
                     -----------------------------------------------------------------------------------------
                     Charlotte County, Utility System Rev., 6.75%, to be called
                       10-1-03 @ 102                                                     250               287
                     -----------------------------------------------------------------------------------------
                     St. Petersburg Health Facilities Auth., Allegheny Health
                       System, Rev., 6.75%, to be called 12-1-03 @ 100                 1,000             1,133
                     -----------------------------------------------------------------------------------------
                     Jacksonville District, Water & Sewer Rev., 5.00%, to be
                       called 10-1-08 @ 100                                            1,000             1,055
                     -----------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--9.9%                                           10,301
                     -----------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------------------------------------
                     Board of Education, Public Education Capital Outlay, Gen.
                       Oblg., 7.25%, 2023                                                390               422
                     -----------------------------------------------------------------------------------------
                     Department of Natural Resources, Preservation 2000, Rev.,
                       5.50%, 2010                                                     2,000             2,187
                     -----------------------------------------------------------------------------------------
                     Housing Finance Agcy., GNMA Collateralized Home Ownership
                       Rev., 7.90%, 2022                                               1,110             1,178
                     -----------------------------------------------------------------------------------------
                     Broward County:
                       North Site Proj., Resource Recovery Rev., 7.95%, 2008             815               889
                       School District, Gen. Oblg., 6.00%, 2007                        4,000             4,328
                       South Site Proj., Resource Recovery Rev., 7.95%, 2008             865               943
                     -----------------------------------------------------------------------------------------
                     Dade City Governmental Leasing Corp., Department of Health
                       and Rehabilitation Services, Rev., 9.00%, 2020                  1,025             1,078
                     -----------------------------------------------------------------------------------------
                     Dade County:
                       Educational Facilities Auth., Rev., 6.00%, 2008                 2,250             2,530
                       Housing Finance Auth., Single Family Mortgage Rev., 7.25%,
                         2023                                                            370               391
                       Miami International Airport, Aviation Facilities, Rev.,
                         6.55% and 5.125%, 2013 and 2014                               3,000             3,206
                       School District, Gen. Oblg., 5.00%, 2011                        2,000             2,039
                       Water and Sewer System Rev., 6.25%, 2010 and 2011               1,800             1,743
                     -----------------------------------------------------------------------------------------
                     Duval County Housing Finance Auth., Single Family Mortgage
                       Rev., 7.25%, 2019                                                 550               584
                     -----------------------------------------------------------------------------------------
                     Escambia County:
                       Housing Finance Auth., Single Family Mortgage Rev., 6.90%,
                         2020                                                            805               852
                       Pollution Control Rev., 6.40%, 2030                             2,500             2,758
                     -----------------------------------------------------------------------------------------
                     Fort Pierce, Utilities Auth., Rev., zero coupon, 2009             4,695             2,780
                     -----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------
                     ISSUER                                                          PRINCIPAL AMOUNT    VALUE
---------------------------------------------------------------------------------------------------------------
                     Gainesville, Utilities System Rev., 6.50%, 2010                 $ 1,370           $  1,623
                     ------------------------------------------------------------------------------------------
                     Hillsborough County:
                       Aviation Auth., Tampa International Airport, Rev., 6.90%,
                         2011                                                            665                707
                       Housing Finance Auth., Single Family Mortgage Rev., 6.50%
                         and 7.30%, 2019 and 2022                                      1,345              1,553
                       Utility Rev., 7.00%, 2014                                       1,325              1,440
                     ------------------------------------------------------------------------------------------
                     Jacksonville, Health Facilities Auth., Hospital Rev., 5.00%,
                       2015                                                            1,700              1,701
                     ------------------------------------------------------------------------------------------
                     Manatee County, Meditrust Proj., First Mortgage Rev., 7.35%,
                       2015                                                            1,615              1,837
                     ------------------------------------------------------------------------------------------
                     Martin County, Industrial Dev. Auth., Indiantown
                       Cogeneration, L.P. Proj., Rev., 7.875%, 2025                    2,325              2,733
                     ------------------------------------------------------------------------------------------
                     Nassau County, GF/Amelia Island Properties, Inc. Proj.,
                       Rev., 9.75%, 2023                                                 985              1,152
                     ------------------------------------------------------------------------------------------
                     North Miami, Johnson and Wales University Proj., Educational
                       Facilities Rev., 6.10% and 6.125%, 2013 and 2020                4,785              5,021
                     ------------------------------------------------------------------------------------------
                     Orange County:
                       Health Facilities Auth., Rev., 6.25%, 2016 and 2018             3,500              4,040
                       Tourist Dev. Tax Rev., 5.90%, 2009 and 2010                     3,325              3,757
                       Water Utilities System, Rev., Aviation Authority, Rev.,
                         5.25%, 2011                                                   1,930              2,017
                     ------------------------------------------------------------------------------------------
                     Orlando -- Orange County Expressway Auth., Junior Lien,
                       Rev., 6.50%, 2012                                               1,000              1,187
                     ------------------------------------------------------------------------------------------
                     Orlando:
                       Greater Orlando, Aviation Authority, Rev., 5.75%, 2011          1,500              1,654
                       Utilities Commission, Water and Electric Rev., 6.75%, 2017      3,000              3,677
                     ------------------------------------------------------------------------------------------
                     Palm Beach County:
                       Criminal Justice Facilities, Rev., 7.20%, 2015                    110                140
                       Solid Waste Auth., Rev., 6.00%, 2009                            2,000              2,273
                     ------------------------------------------------------------------------------------------
                     Pensacola, Health Facilities Auth., Rev., 5.25%, 2011             2,200              2,249
                     ------------------------------------------------------------------------------------------
                     Pinellas County, Pollution Control Rev., 7.20%, 2014              2,000              2,203
                     ------------------------------------------------------------------------------------------
                     St. John's County, Water and Sewer Rev., zero coupon, 2016          440                177
                     ------------------------------------------------------------------------------------------
                     Sunrise Public Facilities Rev., zero coupon, 2018                   425                151
                     ------------------------------------------------------------------------------------------
                     Tampa:
                       Sports Auth., Special Purpose, Rev., 5.75%, 2020                2,075              2,281
                       Utility Tax, Rev., zero coupon, 2015 through 2020               7,000              2,712
                     ------------------------------------------------------------------------------------------
                     Village Center Community Dev. District, Utility Rev., 6.00%,
                       2018                                                            1,250              1,413
                     ------------------------------------------------------------------------------------------
                     Westchase Community Dev. District, Rev., 5.80%, 2012              3,000              3,268
                     ------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev.: zero coupon, 2017                                       3,500              1,319
                         6.50%, 2018                                                   2,000              2,182
                       Gen. Oblg., 6.25%, 2013                                           850                994
                       Highway and Transportation Auth., Rev., 6.00%, 2018             1,250              1,412
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                          1,030              1,119
                     ------------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                               2,125              2,386
                     ------------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--84.5%                                            88,286
                     ------------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--94.4%
                     (Cost: $91,673)                                                                     98,587
                     ------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
                     ISSUER                                                             PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.60% and 3.65%
INSTRUMENTS          Due--March 1998
--4.2%               (Cost: $4,400)                                                     $4,400            $  4,400
                     ---------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.6%
                     (Cost: $96,073)                                                                       102,987
                     ---------------------------------------------------------------------------------------------
                     OTHER ASSETS, LESS LIABILITIES--1.4%                                                    1,460
                     ---------------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                                     $104,447
                     ---------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

Based on the cost of investments of $96,073,000 for federal income tax purposes at February 28, 1998, the gross unrealized appreciation was $7,067,000, the gross unrealized depreciation was $153,000 and the net unrealized appreciation on investments was $6,914,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER NEW JERSEY TAX-FREE INCOME FUND


------------------------------------------------------------------------------
    PORTFOLIO COMPOSITION*              ON 2/28/98              ON 8/31/97
------------------------------------------------------------------------------
    REVENUE BONDS                           61%                     62%
------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                27                      25
------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     6                      12
------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                  6                       1
------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]              [PIE CHART]
                                       ON 2/28/98               ON 8/31/97

------------------------------------------------------------------------------
    QUALITY                             ON 2/28/98              ON 8/31/97
------------------------------------------------------------------------------
    AAA                                     70%                     73%
------------------------------------------------------------------------------
    AA                                      15                       9
------------------------------------------------------------------------------
    A                                        2                       4
------------------------------------------------------------------------------
    BBB                                      9                      10
------------------------------------------------------------------------------
    B                                        1                       1
------------------------------------------------------------------------------
    NOT RATED                                3                       3
------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]              [PIE CHART]
                                       ON 2/28/98               ON 8/31/97



------------------------------------------------------------------------------
    YEARS TO MATURITY                   ON 2/28/98              ON 8/31/97
------------------------------------------------------------------------------
    1-10 YEARS                              11%                      5%
------------------------------------------------------------------------------
    11-20 YEARS                             74                      72
------------------------------------------------------------------------------
    21+ YEARS                               15                      23
------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]              [PIE CHART]
                                       ON 2/28/98               ON 8/31/97



------------------------------------------------------------------------------
    AVERAGE MATURITY                    ON 2/28/98                ON 8/31/97
------------------------------------------------------------------------------
                                          15.4 years                15.8 years
------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

NEW JERSEY TAX-FREE INCOME FUND

Portfolio of Investments at February 28, 1998 (unaudited)

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
                     ISSUER                                                            PRINCIPAL AMOUNT    VALUE
----------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------------------------------
                     Jersey City, Gen. Oblg., 6.60%, to be called 5-15-01 @ 102        $ 40               $   44
                     -------------------------------------------------------------------------------------------
                     Atlantic City Board of Education, Gen. Oblg.,
                       6.15%, to be called 12-1-02 @ 102                                150                  166
                     -------------------------------------------------------------------------------------------
                     Essex County, Improvement Auth., College Proj., Rev.,
                       7.00%, to be called 12-1-04 @ 102                                 15                   18
                     -------------------------------------------------------------------------------------------
                     North Brunswick Township, Gen. Oblg., 6.30%, to be called
                       2-1-05 @ 100                                                     100                  112
                     -------------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--5.8%                                                340
                     -------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
----------------------------------------------------------------------------------------------------------------
                     Economic Dev. Auth.:
                       Educational Testing Service, Rev., 6.125% and 5.875%, 2015
                         and 2026                                                       200                  213
                       Market Transition Facility, Rev., 5.875%, 2011                    90                   98
                       Pollution Control, Public Service Electric and Gas Company
                         Proj., Rev., 6.40%, 2032                                        90                   99
                     -------------------------------------------------------------------------------------------
                     Educational Facilities Auth.:
                       Caldwell College, Rev., 7.25%, 2025                               50                   55
                       Institute of Advanced Study, Rev., 5.00%, 2014 and 2016          250                  251
                       Rider College, Rev., 6.20%, 2017                                 115                  126
                       Rowan College, Rev., 5.875%, 2013                                100                  109
                       Rutgers State University, Rev., 5.00%, 2013                      215                  217
                     -------------------------------------------------------------------------------------------
                     Health Care Facilities Financing Auth.:
                       Atlantic City Medical Center, Rev., 6.80%, 2011                   75                   83
                       Camden County, Health Systems-Catholic Health East Auth.,
                         Rev., 5.25%, 2013                                              100                  102
                       Dover General Hospital and Medical Center, Rev., 5.875%,
                         2012                                                            75                   81
                       Hackensack Medical Center, Rev., 6.625%, 2017                     15                   16
                       Holy Name Hospital, Rev., 6.00%, 2025                            100                  105
                       Jersey Shore Medical Center, Rev., 6.25%, 2016                   100                  110
                       Southern Ocean County Hospital, Rev., 6.125%, 2013               120                  127
                     -------------------------------------------------------------------------------------------
                     Highway Auth., Garden State Parkway, Rev., 6.25%, 2014              50                   54
                     -------------------------------------------------------------------------------------------
                     Housing and Mortgage Finance Agcy., Home Buyer Rev., 6.05%,
                       2028                                                             100                  105
                     -------------------------------------------------------------------------------------------
                     Sports and Exposition Auth., Rev., 6.00%, 2013                     100                  109
                     -------------------------------------------------------------------------------------------
                     Transportation Trust Fund Auth., Rev., 6.50%, 2005 and 2011        175                  204
                     -------------------------------------------------------------------------------------------
                     Turnpike Auth., Rev., 6.50%, 2016                                  125                  148
                     -------------------------------------------------------------------------------------------
                     Wastewater Treatment Trust, Rev., 7.00%, 2007                      100                  121
                     -------------------------------------------------------------------------------------------
                     Atlantic City Board of Education, Gen. Oblg., 6.10%, 2014          100                  115
                     -------------------------------------------------------------------------------------------
                     Bayshore Regional Sewerage Auth., Rev., 5.50%, 2012                100                  106
                     -------------------------------------------------------------------------------------------
                     Bergen County, Utilities Auth., Rev., 5.125%, 2012                  50                   51
                     -------------------------------------------------------------------------------------------
                     Cape May County, Municipal Utilities Auth., Rev., 6.00%,
                       2011                                                              15                   16
                     -------------------------------------------------------------------------------------------
                     Chatham Borough, Gen. Oblg., 5.80%, 2015                            32                   35
                     -------------------------------------------------------------------------------------------
                     Clearview Regional High School District, Board of Education,
                       Gen. Oblg., 5.00%, 2011                                           75                   78
                     -------------------------------------------------------------------------------------------
                     Freehold Township Board of Education, Gen. Oblg., 5.375%,
                       2011                                                              50                   52
                     -------------------------------------------------------------------------------------------
                     Jackson Township, Gen. Oblg., 6.60%, 2012                          135                  161
                     -------------------------------------------------------------------------------------------
                     Jersey City, Gen. Oblg., 5.50% and 6.25%, 2011 and 2012            100                  111
                     -------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
                     ISSUER                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------
                     Manchester Township, Gen. Oblg., 5.00%, 2011                      $ 50                 $   51
                     ---------------------------------------------------------------------------------------------
                     Mercer County, Improvement Auth., Rev., 5.00% and 5.75%,
                       2009 and 2017                                                    210                    221
                     ---------------------------------------------------------------------------------------------
                     Merchantville Board of Education, Gen. Oblg., 5.80%, 2014          100                    107
                     ---------------------------------------------------------------------------------------------
                     Middlesex County:
                       Improvement Auth., Rev., 5.45%, 2011                              75                     80
                       Utilities Auth., Rev., 5.25%, 2010                                55                     58
                     ---------------------------------------------------------------------------------------------
                     Monroe Township Board of Education, Gen. Oblg., 5.20%, 2015         75                     78
                     ---------------------------------------------------------------------------------------------
                     Newark:
                       Board of Education, Gen. Oblg., 6.00%, 2010                       15                     16
                       Gen. Oblg., 5.30%, 2008                                           75                     80
                     ---------------------------------------------------------------------------------------------
                     North Brunswick Township, Gen. Oblg., 6.10%, 2010                   35                     38
                     ---------------------------------------------------------------------------------------------
                     North Hudson Sewerage Auth., Rev., 5.25%, 2016                     100                    102
                     ---------------------------------------------------------------------------------------------
                     Ocean County:
                       Board of Education, Southern Regional High School, Gen.
                         Oblg., 5.50%, 2010                                              75                     80
                       Utilities Auth., Wastewater Rev., 5.00%, 2013                     50                     50
                     ---------------------------------------------------------------------------------------------
                     Parsippany Township, Troy Hills, Gen. Oblg., 5.00%, 2012           125                    127
                     ---------------------------------------------------------------------------------------------
                     Paulsboro Borough, Gen. Oblg., 5.80%, 2014                          15                     16
                     ---------------------------------------------------------------------------------------------
                     Port Auth. of New York and New Jersey:
                       Continental Airlines, Inc. and Eastern Airlines, Inc.
                         Proj., Rev., 9.125%, 2015                                       25                     28
                       JFK International Air Terminal LLC Proj., Rev., 5.75%,
                         2025                                                           100                    105
                       Rev., 6.00%, 2014                                                 75                     81
                     ---------------------------------------------------------------------------------------------
                     Sparta Township Board of Education, Gen. Oblg., 5.75%, 2013         75                     81
                     ---------------------------------------------------------------------------------------------
                     Summit, Gen. Oblg., 5.00%, 2010                                     45                     47
                     ---------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Electric Power Auth., Rev., 6.50%, 2006                           75                     87
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2026                                              100                    109
                       Highway and Transportation Auth., Rev., 6.25%, 2016              120                    140
                       Industrial, Tourist, Educational, Medical, Environmental
                         Control Facilities, Financing Auth., Rev., 5.625%, 2017         25                     26
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                            40                     43
                     ---------------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                                 75                     84
                     ---------------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--88.4%                                                5,193
                     ---------------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--94.2%
                     (Cost: $5,214)                                                                          5,533
                     ---------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                     ISSUER                                                            PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.30% to 3.50%
INSTRUMENTS          Due--March 1998
--5.1%               -----------------------------------------------------------------------------------------------
                     Economic Dev. Auth.:
                     Gas Facilities, NUI Corporation Proj., Rev.                       $100                 $    100
                     Natural Gas Facilities, Natural Gas Company Proj., Rev.            100                      100
                     Toys "R" Us, Inc., Rev.                                            100                      100
                     -----------------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--5.1%
                     (Cost: $300)                                                                                300
                     -----------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--99.3%
                     (Cost: $5,514)                                                                            5,833
                     -----------------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--.7%                                                 42
                     -----------------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                                       $  5,875
                     -----------------------------------------------------------------------------------------------

 NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $5,514,000 for federal income tax purposes at February 28, 1998, the gross unrealized appreciation was $322,000, the gross unrealized depreciation was $3,000 and the net unrealized appreciation on investments was $319,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
          PORTFOLIO COMPOSITION*        ON 2/28/98              ON 8/31/97
--------------------------------------------------------------------------------
    REVENUE BONDS                           74%                     75%
--------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                13                       5
--------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                  8                      11
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     5                       9
--------------------------------------------------------------------------------
                                           100%                    100%

                             [PIE CHART]                    [PIE CHART]
                             ON 2/28/98                     ON 8/31/97

--------------------------------------------------------------------------------
                 QUALITY                ON 2/28/98              ON 8/31/97
--------------------------------------------------------------------------------
    AAA                                     45%                     46%
--------------------------------------------------------------------------------
    AA                                      17                      25
--------------------------------------------------------------------------------
    A                                       16                       8
--------------------------------------------------------------------------------
    BBB                                     17                      16
--------------------------------------------------------------------------------
    BB                                       1                       1
--------------------------------------------------------------------------------
    B                                        1                       1
--------------------------------------------------------------------------------
    NOT RATED                                3                       3
--------------------------------------------------------------------------------
                                           100%                    100%

                             [PIE CHART]                    [PIE CHART]
                             ON 2/28/98                     ON 8/31/97


--------------------------------------------------------------------------------
            YEARS TO MATURITY           ON 2/28/98              ON 8/31/97
--------------------------------------------------------------------------------
    1-10 YEARS                               9%                     13%
--------------------------------------------------------------------------------
    11-20 YEARS                             60                      50
--------------------------------------------------------------------------------
    21+ YEARS                               31                      37
--------------------------------------------------------------------------------
                                           100%                    100%

                             [PIE CHART]                    [PIE CHART]
                             ON 2/28/98                     ON 8/31/97


--------------------------------------------------------------------------------
          AVERAGE MATURITY          ON 2/28/98                ON 8/31/97
--------------------------------------------------------------------------------
                                    15.9 years                15.9 years
--------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

NEW YORK TAX-FREE INCOME FUND

Portfolio of Investments at February 28, 1998 (unaudited)

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
                     ISSUER                                                           PRINCIPAL AMOUNT   VALUE
----------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Medical Hospital and
                       Nursing Home, Rev., 7.80%, to be called 8-15-98 @ 102          $ 1,000           $  1,039
                     -------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Mental Health Service
                       Facilities Improvement, Rev., 7.875%, to be called 8-15-98
                       @ 102                                                              855                889
                     -------------------------------------------------------------------------------------------
                     Virgin Islands Housing Finance Auth., GNMA Collateralized
                       Home Mortgage Rev., 8.10%, to be called 12-1-98 @ 102               70                 74
                     -------------------------------------------------------------------------------------------
                     Dormitory Auth., Ideal Senior Living Center, Rev., 7.625%,
                       to be called 2-1-99 @ 102                                          400                422
                     -------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Montefiore Medical
                       Center, Rev., 7.25%, to be called 2-15-99 @ 102                  2,000              2,107
                     -------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Good Samaritan
                       Hospital, Rev., 7.625%, to be called 2-15-00 @ 102               1,000              1,025
                     -------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Mental Health Service
                       Facilities Improvement, Rev., 7.75%, to be called 2-15-00
                       @ 102                                                              365                398
                     -------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Mental Health
                       Services Facilities Improvement, Rev., 7.875%, to be
                       called 8-15-00 @ 102                                               940              1,045
                     -------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Presbyterian Hospital
                       Proj., Rev., 7.70%, to be called 8-15-00 @ 102                   4,000              4,430
                     -------------------------------------------------------------------------------------------
                     Environmental Facilities Corp., State Water Pollution
                       Control, Revolving Fund Rev., 7.25%, to be called 6-15-01
                       @ 102                                                              900              1,005
                     -------------------------------------------------------------------------------------------
                     Dormitory Auth., Menorah Campus Inc., Rev., 7.30% and 7.40%,
                       to be called 8-1-01 @ 102                                        3,855              4,333
                     -------------------------------------------------------------------------------------------
                     Housing Finance Agcy., Service Contract Obligation, Rev.,
                       7.30%, to be called 9-15-01 @ 102                                1,925              2,168
                     -------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy., Mental Health
                       Services Facilities Improvement, Rev., 7.40%, to be called
                       2-15-02 @ 102                                                      755                858
                     -------------------------------------------------------------------------------------------
                     Housing Finance Agcy., Service Contract Obligation, Rev.,
                       7.25%, to be called 3-15-02 @ 102                                1,815              2,061
                     -------------------------------------------------------------------------------------------
                     Dormitory Auth., State University Educational Facilities,
                       Rev., 7.25%, to be called 5-15-02 @ 102                            155                177
                     -------------------------------------------------------------------------------------------
                     Battery Park City Auth., Rev., 8.625%, to be called 6-1-05 @
                       100                                                                 10                 13
                     -------------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--7.7%                                             22,044
                     -------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

                     ISSUER                                                             PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------------------------------------------
                     Dormitory Auth.:
                       Albany, Rev., 5.00%, 2009                                      $ 1,160              $  1,178
                       Champlain Valley Physicians College, Rev., 5.00%, 2017             750                   739
                       City University System, Rev., 5.75% and 7.00%, 2009
                         through 2018                                                  11,550                12,895
                       Colgate University, Rev., 6.00%, 2016 and 2021                   1,750                 1,981
                       Cornell University, Rev., 7.375%, 2020                           2,000                 2,181
                       Culinary Institute, Rev., 5.00%, 2017                            1,000                   988
                       Fordham University, Rev., 7.20%, 2015                              790                   857
                       Hospital, Rev., 5.10%, 2011                                      5,475                 5,609
                       Judicial Lease Facility, Rev., 7.375%, 2016                        120                   152
                       Mental Health Services Facilities Improvement, Rev.,
                         5.50%, 2012                                                    2,320                 2,462
                       Pace University, Rev., 6.50%, 2011 and 2012                      1,260                 1,494
                       Special Art School Districts Program, Rev., 7.00%, 2013          1,300                 1,406
                       State University Educational Facilities, Rev., 5.50% to
                         7.50%, 2009 through 2017                                       7,325                 8,270
                       St. Joseph's Hospital Health Center, Rev., 6.00%, 2008 and
                         2009                                                           2,200                 2,463
                       St. Vincent's Hospital and Medical Center, Rev., 7.375%,
                         2011                                                           2,500                 2,799
                       Upstate Community Colleges, Rev., 5.875%, 2016                   3,555                 3,771
                     ----------------------------------------------------------------------------------------------
                     Energy Research and Dev. Auth., Consolidated Edison Company
                       of New York, Inc. Proj., Rev., 7.50%, 2025                       3,500                 3,679
                     ----------------------------------------------------------------------------------------------
                     Environmental Facilities Corp.:
                       Huntington Resource Recovery Proj., Rev., 7.50%, 2012            3,745                 4,100
                       Riverbank State Park, Rev., 6.25%, 2012                          3,695                 4,280
                       State Water Pollution Control, Revolving Fund Rev., 5.75%
                         to 7.25%, 2010 through 2014                                    5,190                 5,745
                     ----------------------------------------------------------------------------------------------
                     Housing Finance Agcy.:
                       Local Government Assistance Corp., Gen. Oblg., zero
                         coupon, 2009                                                   5,980                 3,611
                       Multi-Family Mortgage Rev., 6.95% and 6.00%, 2012 and 2027       2,695                 2,881
                       Service Contract Oblg., Rev., 7.30% and 7.25%, 2012                260                   290
                       State University Construction, Rev., 8.00%, 2011                   200                   258
                       West-H.E.L.P. Housing, Rev., 7.55%, Gen. Oblg., 2002             2,705                 2,804
                     ----------------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy.:
                       Albany Medical Center, Rev., 8.00%, 2028                         1,085                 1,125
                       Hospital and Nursing Home Rev., 7.60%, 2029                      2,000                 2,104
                       Mental Health Service Facilities Improvement, Rev., 7.40%
                         to 7.875%, 2015 through 2020                                   1,420                 1,542
                     ----------------------------------------------------------------------------------------------
                     Metropolitan Transportation Auth.:
                       Commuter Facilities Rev., 6.00%, 2016 and 2021                  11,750                12,719
                       Transit, Rev., 5.25% to 6.10%, 2017 through 2021                 6,750                 7,025
                     ----------------------------------------------------------------------------------------------
                     Mortgage Agcy., Homeowner Mortgage, Rev., 6.45% to 7.95%,
                       2009 through 2022                                                9,420                10,021
                     ----------------------------------------------------------------------------------------------
                     Municipal Assistance Corp., Rev., 5.50%, 2008                      5,000                 5,442
                     ----------------------------------------------------------------------------------------------
                     Port Auth. of New York and New Jersey, Gen. Oblg.,
                       6.25% and 9.125%, 2015                                          10,550                12,159
                     ----------------------------------------------------------------------------------------------
                     Thruway Auth., Special Oblg., 5.25% and 6.00%, 2010 and 2011       7,900                 8,445
                     ----------------------------------------------------------------------------------------------
                     Urban Dev. Corp.:
                       State Facilities, Rev., 5.60%, 2015                              2,260                 2,367
                       Syracuse University Center for Science and Technology,
                         Rev., 5.50%, 2015 and 2017                                     9,390                 9,803
                     ----------------------------------------------------------------------------------------------
                     Dutchess County Resource Recovery Agcy., Solid Waste
                       Management System, Rev., 7.50%, 2009                             2,000                 2,155
                     ----------------------------------------------------------------------------------------------
                     Monroe County, Gen Oblg., 6.00%, 2018 and 2019                     2,330                 2,636
                     ----------------------------------------------------------------------------------------------
                     Nassau County, Gen. Oblg., 6.00%, 2011 through 2013                2,415                 2,743
                     ----------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------
                     ISSUER                                                           PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------
                     New York City:
                       Gen. Oblg., zero coupon, 2008                                  $12,955            $  8,070
                       Gen. Oblg., 5.25% to 8.00%, 1998 through 2025                   18,645              19,847
                       Housing Dev. Corp., Multi-Unit Mortgage Rev., 7.30%, 2010        8,800               9,397
                       Industrial Dev. Agcy, Brooklyn Navy Yard Cogeneration
                         Partners, L.P. Proj., Rev., 5.75%, 2036                        7,000               7,238
                       Industrial Dev. Agcy., Northwest Airlines Proj., Rev.,
                         6.00%, 2027                                                    2,000               2,098
                       Municipal Water Finance Auth., Water and Sewer System,
                         Rev., 5.875% and 5.75%, 2026 and 2029                          8,000               8,481
                     --------------------------------------------------------------------------------------------
                     Niagara County, Water Treatment Plant, Gen. Oblg., 7.25% and
                       7.00%, 2011 and 2012                                             1,215               1,409
                     --------------------------------------------------------------------------------------------
                     Suffolk County Water Auth., Rev., 6.00% and 7.375%, 2009 and
                       2012                                                             2,170               2,442
                     --------------------------------------------------------------------------------------------
                     Triborough Bridge and Tunnel Auth., Gen. Purpose Rev.,
                       6.125%, 2021                                                     7,205               8,268
                     --------------------------------------------------------------------------------------------
                     Ulster County, Resource Recovery Agcy., Solid Waste System,
                       Rev., 6.00%, 2014                                                3,000               3,138
                     --------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2018                                              5,985               6,531
                       Gen. Oblg., zero coupon, 2008 and 2016                           6,000               2,635
                       Highway and Transportation Auth., Rev., 6.00%, 2018              2,750               3,106
                     --------------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                                7,100               7,970
                     --------------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--87.2%                                             247,809
                     --------------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--94.9%
                     (Cost: $252,216)                                                                     269,853
                     --------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.60% to 3.95%
INSTRUMENTS          Due--March 1998
--6.1%               --------------------------------------------------------------------------------------------
                     New York City, Municipal Water Finance Auth., Rev.                 5,700               5,700
                     --------------------------------------------------------------------------------------------
                     Niagara County Energy Facility, Rev.                               9,000               9,000
                     --------------------------------------------------------------------------------------------
                     Other                                                              2,600               2,600
                     --------------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--6.1%
                     (Cost: $17,300)                                                                       17,300
                     --------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--101.0%
                     (Cost: $269,516)                                                                     287,153
                     --------------------------------------------------------------------------------------------
                     LIABILITIES LESS, CASH AND OTHER ASSETS--(1.0)%                                      (2,877)
                     --------------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                                    $284,276
                     --------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $269,516,000 for federal income tax purposes at February 28, 1998, the gross unrealized appreciation was $17,818,000, the gross unrealized depreciation was $181,000 and the net unrealized appreciation on investments was $17,637,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
          PORTFOLIO COMPOSITION*        ON 2/28/98              ON 8/31/97
--------------------------------------------------------------------------------
    REVENUE BONDS                           56%                     62%
--------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                28                      15
--------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                 10                      10
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                     6                      13
--------------------------------------------------------------------------------
                                           100%                    100%

                               [PIE CHART]                 [PIE CHART]
                               ON 2/28/98                  ON 8/31/97


--------------------------------------------------------------------------------
                 QUALITY                ON 2/28/98              ON 8/31/97
--------------------------------------------------------------------------------
    AAA                                     68%                     62%
--------------------------------------------------------------------------------
    AA                                       9                      12
--------------------------------------------------------------------------------
    A                                        2                       3
--------------------------------------------------------------------------------
    BBB                                     18                      20
--------------------------------------------------------------------------------
    NOT RATED                                3                       3
--------------------------------------------------------------------------------
                                           100%                    100%

                               [PIE CHART]                 [PIE CHART]
                               ON 2/28/98                  ON 8/31/97




--------------------------------------------------------------------------------
            YEARS TO MATURITY           ON 2/28/98              ON 8/31/97
--------------------------------------------------------------------------------
    1-10 YEARS                              15%                     12%
--------------------------------------------------------------------------------
    11-20 YEARS                             66                      60
--------------------------------------------------------------------------------
    21+ YEARS                               19                      28
--------------------------------------------------------------------------------
                                           100%                    100%

                               [PIE CHART]                 [PIE CHART]
                               ON 2/28/98                  ON 8/31/97




--------------------------------------------------------------------------------
          AVERAGE MATURITY          ON 2/28/98                ON 8/31/97
--------------------------------------------------------------------------------
                                    13.6 years                13.7 years
--------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

PENNSYLVANIA TAX-FREE INCOME FUND

Portfolio of Investments at February 28, 1998 (unaudited)

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------
                     ISSUER                                                        PRINCIPAL AMOUNT   VALUE
-------------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------------
                     Lower Salford Township, Sewer Auth., Rev., 7.375%, to be
                       called 7-15-00 @ 100                                        $   45            $     48
                     ----------------------------------------------------------------------------------------
                     University Area Joint Auth., Sewer Rev., 7.10%, to be called
                       9-1-00 @ 101                                                    10                  11
                     ----------------------------------------------------------------------------------------
                     Allegheny County, Gen. Oblg., 6.50%, to be called 9-1-01 @
                       100                                                             10                  11
                     ----------------------------------------------------------------------------------------
                     Gen. Oblg., 6.50%, to be called 11-1-01 @ 101.50                  25                  27
                     ----------------------------------------------------------------------------------------
                     Fort Le Boeuf School District, Gen. Oblg., 5.35%, to be
                       called 1-1-02 @ 100                                             50                  52
                     ----------------------------------------------------------------------------------------
                     University of Pittsburgh, University Capital Proj., Gen.
                       Oblg., 6.125%, to be called 6-1-02 @ 102                        65                  71
                     ----------------------------------------------------------------------------------------
                     Exeter Township, Berks County Auth., Rev., 6.20%, to be
                       called 7-15-02 @ 100                                            75                  81
                     ----------------------------------------------------------------------------------------
                     Cambria County, Gen. Oblg., 5.875%, to be called 8-15-04 @
                       102                                                             15                  17
                     ----------------------------------------------------------------------------------------
                     Bethlehem Area School District, Gen. Oblg., 6.00%, to be
                       called 3-1-06 @ 100                                            100                 111
                     ----------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--6.3%                                             429
                     ----------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------------------------------------
                     Convention Center Auth., Rev., 6.70% and 6.75%, 2016 and
                       2019                                                           160                 184
                     ----------------------------------------------------------------------------------------
                     Gen. Oblg., 6.60% and 6.25%, 2001 and 2011                       100                 112
                     ----------------------------------------------------------------------------------------
                     Higher Educational Facilities Auth.:
                       Allegheny Gen. Hospital, Rev., 7.00%, 2011                     100                 110
                       Bryn Mawr College, Rev., 5.625%, 2017                           50                  53
                       Philadelphia College of Textiles & Science, Rev.,
                         7.20% and 6.70%, 2007 and 2014                               110                 125
                       University of Pennsylvania, Rev., 5.55%, 2009                   50                  53
                       Ursinus College, Rev., 5.90%, 2027                             100                 104
                     ----------------------------------------------------------------------------------------
                     Housing Finance Agcy., Single Family Mortgage Rev., 6.30%
                       and 6.15%, 2015 and 2022                                       150                 159
                     ----------------------------------------------------------------------------------------
                     Industrial Dev. Auth., Economic Dev. Rev., 7.00% and 6.00%,
                       2007 and 2012                                                   80                  89
                     ----------------------------------------------------------------------------------------
                     Turnpike Commission, Rev., 6.00% and 6.25%, 2009 and 2011         75                  83
                     ----------------------------------------------------------------------------------------
                     Allegheny County:
                       Higher Education Building Auth., Duquesne University
                         Proj., Rev., 6.50%, 2011                                     160                 189
                       Hospital, Dev. Auth., Rev., 5.70%, 2015                         75                  80
                       McKeesport Area School District, Gen. Oblg., zero coupon,
                         2009                                                         250                 147
                       Municipality of Penn Hills, Gen. Oblg., 5.80%, 2013            100                 108
                       Pittsburgh International Airport, Rev., 5.75%, 2013            100                 109
                     ----------------------------------------------------------------------------------------
                     Armstrong County, Gen. Oblg., 6.00%, 2006                         20                  20
                     ----------------------------------------------------------------------------------------
                     Baldwin & Whitewater School District, zero coupon, 2007           50                  32
                     ----------------------------------------------------------------------------------------
                     Blair County, Gen. Oblg., 5.75%, 2006                            100                 110
                     ----------------------------------------------------------------------------------------
                     Bucks County, Community College Auth., Rev., 5.50%, 2017         100                 104
                     ----------------------------------------------------------------------------------------
                     Cambria County, Gen. Oblg., 5.35%, 2010                          100                 107
                     ----------------------------------------------------------------------------------------
                     Columbia County, Industrial Dev. Auth., First Street
                       Association Proj., Rev., 9.00%, 2014                            65                  73
                     ----------------------------------------------------------------------------------------
                     Cornwall & Lebanon School District, Rev., 5.85%, 2009             15                  16
                     ----------------------------------------------------------------------------------------
                     Delaware Valley Regional Finance Auth., Rev., 7.75%, 2027         75                 106
                     ----------------------------------------------------------------------------------------
                     Downingtown Area School District, Gen. Oblg., 5.375%, 2009       100                 107
                     ----------------------------------------------------------------------------------------
                     General McLane School District, Gen. Oblg., 5.65%, 2011           70                  75
                     ----------------------------------------------------------------------------------------
                     Harrisburg, Gen. Oblg., zero coupon, 2009                        150                  88
                     ----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                     ISSUER                                                        PRINCIPAL AMOUNT   VALUE
-----------------------------------------------------------------------------------------------------------
                     Hazleton, Health Services Auth., Gen. Hospital Rev., 6.20%
                       and 5.50%, 2026 and 2027                                    $  200            $  207
                     --------------------------------------------------------------------------------------
                     Jeannette, Health Service Auth., Rev., 6.00%, 2018                95               100
                     --------------------------------------------------------------------------------------
                     Jim Thorpe Area School District, Gen. Oblg., 5.35%, 2012         100               104
                     --------------------------------------------------------------------------------------
                     Lackawanna County, Gen. Oblg., 6.00%, 2011                        15                16
                     --------------------------------------------------------------------------------------
                     Lancaster County, Solid Waste Management, Rev., 5.25%, 2008      125               132
                     --------------------------------------------------------------------------------------
                     Lehigh County:
                       Gen. Oblg., 5.00%, 2006                                         70                73
                       Good Shepherd Rehabilitation Hospital, Rev., 5.20%, 2012        50                51
                     --------------------------------------------------------------------------------------
                     Luzerne County, Gen. Oblg., 6.00%, 2011                           15                16
                     --------------------------------------------------------------------------------------
                     McKean County Hospital Auth., Bradford Hospital Proj., Rev.,
                       5.375% and 6.10%, 2003 and 2020                                115               120
                     --------------------------------------------------------------------------------------
                     Media Boro, Gen. Oblg., 6.45%, 2012                               40                47
                     --------------------------------------------------------------------------------------
                     Monroeville Hospital Auth., Forbes Health System, Rev.,
                       5.75% and 6.25%, 2005 and 2015                                 150               161
                     --------------------------------------------------------------------------------------
                     Moon Area School District, Gen. Oblg., zero coupon, 2012         230               112
                     --------------------------------------------------------------------------------------
                     New Castle Area Hospital Auth., Jameson Memorial, Rev.,
                       6.00%, 2010                                                    100               113
                     --------------------------------------------------------------------------------------
                     Northampton County, Industrial Dev. Auth., Metropolitan
                       Edison Proj., Rev., 6.10%, 2021                                125               137
                     --------------------------------------------------------------------------------------
                     North Penn School District, Gen. Oblg., 5.10%, 2010               65                67
                     --------------------------------------------------------------------------------------
                     Philadelphia:
                       Airport System, Rev., 5.75%, 2008                              100               108
                       Gas Works Rev., 5.10% and 6.375%, 2004 and 2014                115               123
                       Municipal Auth., Rev., 6.80% and 6.125%, 2002 and 2008         110               118
                       School District, Gen. Oblg., 6.25%, 2005 and 2009              110               126
                       Water and Wastewater Rev., 6.25% and 5.50%, 2012 and 2014      150               162
                     --------------------------------------------------------------------------------------
                     Pleasant Valley School District, Gen. Oblg., 4.60%, 2003          25                26
                     --------------------------------------------------------------------------------------
                     Ridley School District, Gen. Oblg., 4.40%, 1999                   10                10
                     --------------------------------------------------------------------------------------
                     Southeastern Transportation Auth., Rev., 5.90% and 6.00%,
                       2010 and 2012                                                  125               136
                     --------------------------------------------------------------------------------------
                     South Fork Municipal Auth., Rev., 5.25%, 2011                    150               156
                     --------------------------------------------------------------------------------------
                     Suburban Lancaster Sewer Auth., Rev., 5.80%, 2010                100               108
                     --------------------------------------------------------------------------------------
                     Trafford School District, Gen. Oblg., 5.00%, 2008                150               156
                     --------------------------------------------------------------------------------------
                     Twin Valley School District, Gen. Oblg., 5.875%, 2012             20                20
                     --------------------------------------------------------------------------------------
                     University Area Joint Auth., Sewer Rev., 5.25%, 2014              50                53
                     --------------------------------------------------------------------------------------
                     University of Pittsburgh, University Capital Proj., Gen.
                       Oblg., 6.125%, 2021                                             35                38
                     --------------------------------------------------------------------------------------
                     Westmoreland County Industrial Dev. Auth., Health System
                       Proj., Rev., 6.00%, 2011                                        15                16
                     --------------------------------------------------------------------------------------
                     Wilkinsburg Joint Water Auth., Water Rev., zero coupon, 2010     130                72
                     --------------------------------------------------------------------------------------
                     York County Industrial Dev. Auth., Public Service Electric
                       and Gas Company, Rev., 6.45%, 2019                              20                23
                     --------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 5.625% and 6.50%, 2017 and 2018                        150               161
                       Highway and Transportation Auth., Rev., 6.25%, 2016            115               135
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                          40                44
                     --------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                              100               112
                     --------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--86.1%                                         5,902
                     --------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--92.4%
                     (Cost: $5,962)                                                                   6,331
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
                     ISSUER                                                        PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.60% to 3.65%
INSTRUMENTS          Due--March 1998
--7.3%               ---------------------------------------------------------------------------------------
                     Delaware County, Industrial Dev. Auth., Pollution Control
                       Rev.                                                        $  300             $  300
                     ---------------------------------------------------------------------------------------
                     Lehigh County, Gen Oblg.                                         200                200
                     ---------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--7.3%
                     (Cost: $500)                                                                        500
                     ---------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--99.7%
                     (Cost: $6,462)                                                                    6,831
                     ---------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--.3%                                         22
                     ---------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                                 $6,853
                     ---------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 NOTES TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

Based on the cost of investments of $6,462,000 for federal income tax purposes at February 28, 1998, the gross and net unrealized appreciation on investments was $369,000.

See accompanying Notes to Financial Statements.

SHAREHOLDERS' MEETING

SPECIAL SHAREHOLDERS' MEETING

On December 3, 1997, a special shareholders' meeting was held and adjourned as necessary. Kemper State Tax-Free Income Series Fund shareholders were asked to vote on five separate issues: election of the nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of new investment management agreement with Scudder Kemper Investments, Inc., approval of changes in the funds' fundamental investment policies to permit a master/feeder fund structure and approval of a new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc. for Class B shares and Class C shares. The following are the results for each issue:

1) Election of Trustees

                               For       Withheld
   David W. Belin          119,248,795   2,108,979
   Lewis A. Burnham        119,311,562   2,046,211
   Donald L. Dunaway       119,304,528   2,053,245
   Robert B. Hoffman       119,334,394   2,023,379
   Donald R. Jones         119,298,645   2,059,128
   Shirley D. Peterson     119,239,486   2,118,287
   Daniel Pierce           119,315,862   2,041,911
   William P. Sommers      119,329,837   2,027,937
   Edmond D. Villani       119,280,576   2,077,197

2) Ratification of the selection of Ernst & Young LLP as independent auditors for the fund

                      For                 Against               Abstain
                      117,579,199         738,097               3,040,476

3) Approval of new investment management agreement with Scudder Kemper Investments, Inc.

                                                                              Broker
                      For                 Against               Abstain      Non-Votes
   Florida              6,611,545         120,351                 139,090      806,089
   New Jersey             324,164               0                   1,885       36,942
   New York            17,137,463         254,004               1,106,984    2,563,311
   Pennsylvania           442,147          19,766                   4,464       51,771

4) Approval of changes in the funds' fundamental investment policies to permit a master/feeder fund structure.

                                                                              Broker
                      For                 Against               Abstain      Non-Votes
   Florida              5,393,015         452,928                 218,954      806,089
   New Jersey             278,972           9,965                     169       36,942
   New York            14,404,558         408,230               1,122,352    2,563,311
   Pennsylvania           382,751          27,391                   4,464       51,771

5) To approve a new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc.

                                                                              Broker
                      For                 Against               Abstain      Non-Votes
   Florida
   Class B                225,907               0                  10,479       52,654
   Class C                 46,249               0                       0        1,295
   New Jersey
   Class B                180,565           9,314                      91            0
   Class C                 16,085               0                       0        2,531
   New York
   Class B                442,667          20,751                  26,818       63,454
   Class C                152,199               0                   5,067       56,694
   Pennsylvania
   Class B                189,295          27,260                       0        2,163
   Class C                 67,329               0                       0            0

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

February 28, 1998 (unaudited)

(IN THOUSANDS)

                                                       FLORIDA    NEW JERSEY   NEW YORK   PENNSYLVANIA
------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $96,073, $5,514,
$269,516 and $6,462, respectively)                     $102,987        5,833    287,153          6,831
------------------------------------------------------------------------------------------------------
Cash                                                         --           86         88             83
------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                           49           --         79             --
------------------------------------------------------------------------------------------------------
  Investments sold                                            9           --         10             --
------------------------------------------------------------------------------------------------------
  Interest                                                1,573           76      3,268             91
------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                        104,618        5,995    290,598          7,005
------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------
Cash overdraft                                                5           --         --             --
------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                  86            4        236              6
------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                        5           --        171             --
------------------------------------------------------------------------------------------------------
  Investments purchased                                      --          104      5,640            132
------------------------------------------------------------------------------------------------------
  Management fee                                             48            3        130              3
------------------------------------------------------------------------------------------------------
  Administrative services fee                                16            1         44             --
------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
    expenses                                                  6            1         23              2
------------------------------------------------------------------------------------------------------
  Distribution services fee                                   4            3          9              6
------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                    1            4         69              3
------------------------------------------------------------------------------------------------------
    Total liabilities                                       171          120      6,322            152
------------------------------------------------------------------------------------------------------
NET ASSETS                                             $104,447        5,875    284,276          6,853
------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                        $ 97,321        5,593    266,109          6,486
------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments         212          (37)       530             (2)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                6,914          319     17,637            369
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING            $104,447        5,875    284,276          6,853
------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Net assets applicable to shares outstanding          $ 98,278        1,834    269,955          2,707
------------------------------------------------------------------------------------------------------
  Shares outstanding                                      9,347          178     24,530            255
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets divided by shares outstanding)             $10.51        10.31      11.01          10.63
------------------------------------------------------------------------------------------------------
  Maximum offering price per share (net asset value,
  plus 4.71% of net asset value or 4.50% of offering
  price)                                                 $11.01        10.80      11.53          11.13
------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding          $  5,557        3,824     11,218          3,142
------------------------------------------------------------------------------------------------------
  Shares outstanding                                        529          370      1,019            296
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per
  share (net assets divided by shares outstanding)       $10.50        10.33      11.01          10.62
------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding          $    612          217      3,103          1,004
------------------------------------------------------------------------------------------------------
  Shares outstanding                                         59           21        282             94
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per
  share (net assets divided by shares outstanding)       $10.50        10.35      11.00          10.63
------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Six months ended February 28, 1998 (unaudited)

(IN THOUSANDS)

                                                   FLORIDA       NEW JERSEY       NEW YORK       PENNSYLVANIA
-------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
 Interest income                                    $2,844              141          8,026                168
-------------------------------------------------------------------------------------------------------------
 Expenses:
  Management fee                                       287               15            781                 18
-------------------------------------------------------------------------------------------------------------
  Administrative services fee                           96                5            262                  6
-------------------------------------------------------------------------------------------------------------
  Distribution services fee                             21               13             52                 15
-------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
  expenses                                              26                2             75                  3
-------------------------------------------------------------------------------------------------------------
  Professional fees                                     --                1              2                  1
-------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                1                1             34                  1
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                               1                3             29                  5
-------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver               432               40          1,235                 49
-------------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment
 manager                                                --               --             --                  2
-------------------------------------------------------------------------------------------------------------
    Total expenses after expense waiver                432               40          1,235                 47
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                2,412              101          6,791                121
-------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------
   Net realized gain on sale of investments
    (including options purchased)                    1,115               24          3,167                 29
-------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from futures
    transactions                                         2               (2)            71                 --
-------------------------------------------------------------------------------------------------------------
Net realized gain                                    1,117               22          3,238                 29
-------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on
 investments                                         1,252              120          3,313                164
-------------------------------------------------------------------------------------------------------------
Net gain on investments                              2,369              142          6,551                193
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                        $4,781              243         13,342                314
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

Six months ended February 28, 1998 (unaudited) and year ended August 31, 1997

(IN THOUSANDS)

                                                               FLORIDA                      NEW JERSEY
                                                       ------------------------         -------------------
                                                         1998            1997           1998          1997
---------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------
 Net investment income                                 $  2,412           5,213           101           173
---------------------------------------------------------------------------------------------------------------
 Net realized gain                                        1,117           1,672            22             2
---------------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation                    1,252           1,668           120           150
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations      4,781           8,553           243           325
---------------------------------------------------------------------------------------------------------------
 Distribution from net investment income                 (2,412)         (5,213)         (101)         (173)
---------------------------------------------------------------------------------------------------------------
 Distribution from net realized gain                     (1,420)         (1,208)          (47)          (25)
---------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                          (3,832)         (6,421)         (148)         (198)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                               (347)         (6,392)          476         1,195
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     602          (4,260)          571         1,322
---------------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------------
Beginning of period                                     103,845         108,105         5,304         3,982
---------------------------------------------------------------------------------------------------------------
END OF PERIOD                                          $104,447         103,845         5,875         5,304
---------------------------------------------------------------------------------------------------------------

                                                               NEW YORK                    PENNSYLVANIA
                                                       ------------------------         -------------------
                                                         1998            1997           1998          1997
---------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------
  Net investment income                                $  6,791          15,054           121           208
---------------------------------------------------------------------------------------------------------------
  Net realized gain                                       3,238           5,594            29            58
---------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                   3,313           4,097           164           170
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     13,342          24,745           314           436
---------------------------------------------------------------------------------------------------------------
  Distribution from net investment income                (6,791)        (15,054)         (121)         (208)
---------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                    (4,612)         (2,349)          (57)           --
---------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                         (11,403)        (17,403)         (178)         (208)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                             (3,597)        (23,754)          413         1,627
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,658)        (16,412)          549         1,855
---------------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------------
Beginning of period                                     285,934         302,346         6,304         4,449
---------------------------------------------------------------------------------------------------------------
END OF PERIOD                                          $284,276         285,934         6,853         6,304
---------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1    DESCRIPTION OF THE
     FUNDS Kemper Florida Tax-Free Income Fund, Kemper New Jersey Tax-Free Income Fund, Kemper New York Tax-Free Income Fund and Kemper Pennsylvania Tax-Free Income Fund (collectively the Funds) are four of eight investment portfolios comprising the Kemper State Tax-Free Income Series (the Trust). The remaining portfolios are Kemper California, Kemper Michigan, Kemper Ohio and Kemper Texas Tax-Free Income Funds. The Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.

                             Each Fund offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. Each share of a Fund has equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------
2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

NOTES TO FINANCIAL STATEMENTS

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended February 28, 1998.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, are distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

--------------------------------------------------------------------------------
3    TRANSACTIONS
     WITH AFFILIATES         INVESTMENT MANAGER COMBINATION. Effective December
                             31, 1997, Zurich Insurance Company, the parent of
                             Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc.
                             (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper
                             Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Funds' investment management agreement with ZKI, however, a new investment management agreement between the Funds and Scudder Kemper was approved by the Funds'
                             Board of Trustees and by the Funds' shareholders.
                             The new management agreement, which was effective
                             December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Funds. In addition, the names of the Funds' principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

                             MANAGEMENT AGREEMENT. Under the Funds' management agreement each Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees incurred for the six months ended February 28, 1998 are as follows:

                             Florida                              $287,000
                             New Jersey                             15,000
                             New York                              781,000
                             Pennsylvania                           18,000

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Trust has an underwriting and distribution services agreement with KDI. Underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the six months ended February 28, 1998 are as follows:

                                                                   COMMISSIONS        COMMISSIONS ALLOWED
                                                                 RETAINED BY KDI        BY KDI TO FIRMS
                                                                 ---------------      -------------------
                             Florida                                 $22,000                46,000
                             New Jersey                                   --                 1,000
                             New York                                 17,000                92,000
                             Pennsylvania                                 --                 3,000

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from

NOTES TO FINANCIAL STATEMENTS

                             redemptions of Class B and Class C shares.
                             Distribution fees, CDSC and commissions related to Class B and Class C shares for the six months ended February 28, 1998 are as follows:

                                                                  DISTRIBUTION
                                                                      FEES              COMMISSIONS AND
                                                                    AND CDSC           DISTRIBUTION FEES
                                                                 RECEIVED BY KDI      PAID BY KDI TO FIRMS
                                                                 ---------------      --------------------
                             Florida                                 $22,000                 25,000
                             New Jersey                               17,000                 28,000
                             New York                                 59,000                 57,000
                             Pennsylvania                             17,000                 29,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid for the six months ended February 28, 1998 are as follows:

                                                                       ASF PAID BY THE    ASF PAID BY KDI
                                                                         FUND TO KDI       TO ALL FIRMS
                                                                       ---------------    ---------------
                             Florida                                      $ 96,000             94,000
                             New Jersey                                      5,000              8,000
                             New York                                      262,000            264,000
                             Pennsylvania                                    6,000              8,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, KSvC is the shareholder service agent of the Trust. Under the agreement, for the six months ended February 28, 1998, KSvC received shareholder services fees as follows:

                             Florida                                                         $ 22,000
                             New Jersey                                                         2,000
                             New York                                                          71,000
                             Pennsylvania                                                       2,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the six months ended February 28, 1998, the Funds made no payments to their officers and incurred trustees' fees aggregating $4,000 to independent trustees.

                             OPERATING EXPENSE WAIVER. Scudder Kemper agreed to waive certain operating expenses of the Pennsylvania Fund beginning in December 1996. Under this arrangement, Scudder Kemper waived expenses of $2,000 for the six months ended February 28, 1998.

--------------------------------------------------------------------------------
4    INVESTMENT
     TRANSACTIONS            For the six months ended February 28, 1998,
                             investment transactions (excluding short-term instruments) are as follows (in thousands):

                                                         FLORIDA    NEW JERSEY    NEW YORK    PENNSYLVANIA
                                                         -------    ----------    --------    ------------
                             Purchases                   $31,746      1,407       121,721        1,961
                             Proceeds from sales          28,470        697       118,605        1,325

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Funds (in thousands):

                                                                 SIX MONTHS ENDED                   YEAR ENDED
                                                                 FEBRUARY 28, 1998                AUGUST 31, 1997
                                                               ---------------------           ---------------------
                                              FLORIDA          SHARES        AMOUNT            SHARES        AMOUNT
                                       -----------------------------------------------------------------------------
                                        SHARES SOLD
                                       -----------------------------------------------------------------------------
                                        Class A                  504        $ 5,358              926        $  9,544
                                       -----------------------------------------------------------------------------
                                        Class B                  192          2,023              254           2,612
                                       -----------------------------------------------------------------------------
                                        Class C                    4             45               29             301
                                       -----------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       -----------------------------------------------------------------------------
                                        Class A                  183          1,931              352           3,625
                                       -----------------------------------------------------------------------------
                                        Class B                    8             79                8              89
                                       -----------------------------------------------------------------------------
                                        Class C                    1              5                1               8
                                       -----------------------------------------------------------------------------
                                        SHARES REDEEMED
                                       -----------------------------------------------------------------------------
                                        Class A                 (850)        (8,967)           (2,062)       (21,201)
                                       -----------------------------------------------------------------------------
                                        Class B                  (71)          (810)            (126)         (1,295)
                                       -----------------------------------------------------------------------------
                                        Class C                   (1)           (11)              (7)            (75)
                                       -----------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                       -----------------------------------------------------------------------------
                                        Class A                    6             59               --               5
                                       -----------------------------------------------------------------------------
                                        Class B                   (6)           (59)              --              (5)
                                       -----------------------------------------------------------------------------
                                        NET DECREASE FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                        $  (347)                        $ (6,392)
                                       -----------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                 YEAR ENDED
                                                    FEBRUARY 28, 1998              AUGUST 31, 1997
                                                   -------------------           -------------------
                                 NEW JERSEY        SHARES       AMOUNT           SHARES       AMOUNT
                           -------------------------------------------------------------------------
                            SHARES SOLD
                           -------------------------------------------------------------------------
                            Class A                   8         $  82              54         $  547
                           -------------------------------------------------------------------------
                            Class B                  71           738              70            704
                           -------------------------------------------------------------------------
                            Class C                   1            11              19            187
                           -------------------------------------------------------------------------
                            SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                           -------------------------------------------------------------------------
                            Class A                   4            42               6             58
                           -------------------------------------------------------------------------
                            Class B                   6            64               8             81
                           -------------------------------------------------------------------------
                            Class C                   1             6              --              4
                           -------------------------------------------------------------------------
                            SHARES REDEEMED
                           -------------------------------------------------------------------------
                            Class A                 (26)         (274)            (27)          (272)
                           -------------------------------------------------------------------------
                            Class B                 (17)         (177)            (11)          (110)
                           -------------------------------------------------------------------------
                            Class C                  (2)          (16)             --             (4)
                           -------------------------------------------------------------------------
                            NET INCREASE FROM
                            CAPITAL SHARE
                            TRANSACTIONS                        $ 476                         $1,195
                           -------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                 SIX MONTHS ENDED                   YEAR ENDED
                                                                 FEBRUARY 28, 1998                AUGUST 31, 1997
                                                               ---------------------           ---------------------
                                              NEW YORK         SHARES        AMOUNT            SHARES        AMOUNT
                                       -----------------------------------------------------------------------------
                                        SHARES SOLD
                                       -----------------------------------------------------------------------------
                                        Class A                  555        $ 6,002            1,425        $ 15,421
                                       -----------------------------------------------------------------------------
                                        Class B                  116          1,271              356           3,837
                                       -----------------------------------------------------------------------------
                                        Class C                   89            980              177           1,915
                                       -----------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       -----------------------------------------------------------------------------
                                        Class A                  607          6,800              970          10,474
                                       -----------------------------------------------------------------------------
                                        Class B                   23            254               28             300
                                       -----------------------------------------------------------------------------
                                        Class C                    8             91                9              99
                                       -----------------------------------------------------------------------------
                                        SHARES REDEEMED
                                       -----------------------------------------------------------------------------
                                        Class A                (1,595)      (17,580)           (5,038)       (54,373)
                                       -----------------------------------------------------------------------------
                                        Class B                  (42)          (459)            (104)         (1,122)
                                       -----------------------------------------------------------------------------
                                        Class C                  (87)          (956)             (28)           (305)
                                       -----------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                       -----------------------------------------------------------------------------
                                        Class A                    9             98                6              62
                                       -----------------------------------------------------------------------------
                                        Class B                   (9)           (98)              (6)            (62)
                                       -----------------------------------------------------------------------------
                                        NET DECREASE FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                        $(3,597)                        $(23,754)
                                       -----------------------------------------------------------------------------

                                                     SIX MONTHS ENDED                 YEAR ENDED
                                                     FEBRUARY 28, 1998              AUGUST 31, 1997
                                                    -------------------           -------------------
                                 PENNSYLVANIA       SHARES       AMOUNT           SHARES       AMOUNT
                            -------------------------------------------------------------------------
                             SHARES SOLD
                            -------------------------------------------------------------------------
                             Class A                  16         $ 172              52         $  526
                            -------------------------------------------------------------------------
                             Class B                  43           457             139          1,426
                            -------------------------------------------------------------------------
                             Class C                   1            15              39            402
                            -------------------------------------------------------------------------
                             SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             Class A                   5            51               7             71
                            -------------------------------------------------------------------------
                             Class B                   5            50               5             50
                            -------------------------------------------------------------------------
                             Class C                   2            20               2             20
                            -------------------------------------------------------------------------
                             SHARES REDEEMED
                             Class A                 (10)         (100)            (36)          (371)
                            -------------------------------------------------------------------------
                             Class B                 (23)         (252)            (46)          (466)
                            -------------------------------------------------------------------------
                             Class C                  --            --              (3)           (31)
                            -------------------------------------------------------------------------
                             CONVERSION OF SHARES
                             Class A                  --            --               1              8
                            -------------------------------------------------------------------------
                             Class B                  --            --              (1)            (8)
                            -------------------------------------------------------------------------
                             NET INCREASE FROM
                             CAPITAL SHARE
                             TRANSACTIONS                        $ 413                         $1,627
                            -------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                   -----------------------------------------------
                                                                      CLASS A
                                                   -----------------------------------------------
                                                   SIX MONTHS
                                                     ENDED           YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28,   ---------------------------------
FLORIDA                                               1998       1997    1996    1995    1994
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $10.42      10.21   10.27   10.11   10.98
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .25        .51     .52     .53     .52
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)               .24        .33     .08     .30    (.52)
--------------------------------------------------------------------------------------------------
Total from investment operations                        .49        .84     .60     .83      --
--------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               .25        .51     .52     .53     .52
--------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   .15        .12     .14     .14     .35
--------------------------------------------------------------------------------------------------
Total dividends                                         .40        .63     .66     .67     .87
--------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.51      10.42   10.21   10.27   10.11
--------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          4.69%      8.37    5.83    8.62    (.11)
--------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------
Expenses                                                .78%       .83     .84     .80     .79
--------------------------------------------------------------------------------------------------
Net investment income                                  4.66%      4.92    5.00    5.30    5.04
--------------------------------------------------------------------------------------------------


                                                  ------------------------------------------------
                                                                         CLASS B
                                                  ------------------------------------------------
                                                   SIX MONTHS                              MAY 31
                                                     ENDED       YEAR ENDED AUGUST 31,       TO
                                                  FEBRUARY 28,   ---------------------   AUGUST 31,
                                                      1998       1997    1996    1995       1994
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------

Net asset value, beginning of period                 $10.40      10.19   10.26   10.10     10.13
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .20        .42     .43     .44       .11
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)               .25        .33     .07     .30      (.03)
--------------------------------------------------------------------------------------------------
Total from investment operations                        .45        .75     .50     .74       .08
--------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               .20        .42     .43     .44       .11
--------------------------------------------------------------------------------------------------
  Distribution from net realized gain                   .15        .12     .14     .14        --
--------------------------------------------------------------------------------------------------
Total dividends                                         .35        .54     .57     .58       .11
--------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.50      10.40   10.19   10.26     10.10
--------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          4.36%      7.48    4.84    7.67       .74
--------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------------
Expenses                                               1.62%      1.65    1.68    1.65      1.70
--------------------------------------------------------------------------------------------------
Net investment income                                  3.82%      4.10    4.16    4.45      4.28
--------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           -----------------------------------------------------
                                                                  CLASS C
                                           -----------------------------------------------------
                                            SIX MONTHS                              MAY 31
                                              ENDED       YEAR ENDED AUGUST 31,   TO AUGUST
                                           FEBRUARY 28,   ---------------------      31,
                                               1998       1997    1996    1995       1994
------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.41      10.20   10.26   10.10     10.13
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .20        .42     .43     .45       .11
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .24        .33     .08     .30      (.03)
------------------------------------------------------------------------------------------------
Total from investment operations                 .44        .75     .51     .75       .08
------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .20        .42     .43     .45       .11
------------------------------------------------------------------------------------------------
  Distribution from net realized gain            .15        .12     .14     .14        --
------------------------------------------------------------------------------------------------
Total dividends                                  .35        .54     .57     .59       .11
------------------------------------------------------------------------------------------------
Net asset value, end of period                $10.50      10.41   10.20   10.26     10.10
------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   4.26%      7.49    4.97    7.84       .75
------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------
Expenses                                        1.62%      1.64    1.64    1.52      1.54
------------------------------------------------------------------------------------------------
Net investment income                           3.82%      4.11    4.20    4.58      4.52
------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA FOR ALL CLASSES

---------------------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                 YEAR ENDED AUGUST 31,
                                           FEBRUARY 28,   -----------------------------------------
                                               1998        1997      1996      1995      1994
Net assets at end of period (in thousands)   $104,447     103,845   108,105   117,292   124,721
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)               59%         87       119        96        53
---------------------------------------------------------------------------------------------------

NOTES FOR ALL FUNDS:

Total return does not reflect the effect of sales charges. Data for the period ended February 28, 1998 is unaudited.

FINANCIAL HIGHLIGHTS


                                           ----------------------------------------------
                                                              CLASS A
                                           ----------------------------------------------
                                            SIX MONTHS     YEAR ENDED      MARCH 15
                                              ENDED        AUGUST 31,         TO
                                           FEBRUARY 28,   -------------   AUGUST 31,
                NEW JERSEY                     1998       1997    1996       1995
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.12       9.85    9.75      9.50
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .21        .43     .43       .22
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain               .28        .33     .10       .25
-----------------------------------------------------------------------------------------
Total from investment operations                 .49        .76     .53       .47
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .21        .43     .43       .22
-----------------------------------------------------------------------------------------
  Distribution from net realized gain            .09        .06      --        --
-----------------------------------------------------------------------------------------
Total dividends                                  .30        .49     .43       .22
-----------------------------------------------------------------------------------------
Net asset value, end of period                $10.31      10.12    9.85      9.75
-----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   4.90%      7.85    5.50      4.89
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------
Expenses absorbed by the Fund                    .96%      1.13    1.13       .39
-----------------------------------------------------------------------------------------
Net investment income                           4.13%      4.28    4.41      4.99
-----------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------
Expenses                                         .96%      1.15    1.45       .94
-----------------------------------------------------------------------------------------
Net investment income                           4.13%      4.26    4.09      4.44
-----------------------------------------------------------------------------------------

                                           ---------------------------------------------
                                                              CLASS B
                                           ---------------------------------------------
                                            SIX MONTHS     YEAR ENDED     MARCH 15
                                              ENDED        AUGUST 31,        TO
                                           FEBRUARY 28,   ------------   AUGUST 31,
                                               1998       1997    1996      1995
----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.15       9.88   9.77      9.50
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .17        .35    .36       .18
----------------------------------------------------------------------------------------
  Net realized and unrealized gain               .27        .33    .11       .27
----------------------------------------------------------------------------------------
Total from investment operations                 .44        .68    .47       .45
----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .17        .35    .36       .18
----------------------------------------------------------------------------------------
  Distribution from net realized gain            .09        .06     --        --
----------------------------------------------------------------------------------------
Total dividends                                  .26        .41    .36       .18
----------------------------------------------------------------------------------------
Net asset value, end of period                $10.33      10.15   9.88      9.77
----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   4.42%      7.02   4.80      4.69
----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------
Expenses absorbed by the Fund                   1.72%      1.90   2.00      1.18
----------------------------------------------------------------------------------------
Net investment income                           3.37%      3.51   3.54      4.20
----------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------
Expenses                                        1.72%      1.92   2.32      1.73
----------------------------------------------------------------------------------------
Net investment income                           3.37%      3.49   3.22      3.65
----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              --------------------------------------------
                                                                CLASS C
                                              --------------------------------------------
                                               SIX MONTHS     YEAR ENDED     MARCH 15
                                                 ENDED        AUGUST 31,        TO
                                              FEBRUARY 28,   ------------   AUGUST 31,
                                                  1998       1997    1996      1995
------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.16       9.88   9.77      9.50
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .17        .35    .36       .18
------------------------------------------------------------------------------------------
  Net realized and unrealized gain                  .28        .34    .11       .27
------------------------------------------------------------------------------------------
Total from investment operations                    .45        .69    .47       .45
------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .17        .35    .36       .18
------------------------------------------------------------------------------------------
  Distribution from net realized gain               .09        .06     --        --
------------------------------------------------------------------------------------------
Total dividends                                     .26        .41    .36       .18
------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.35      10.16   9.88      9.77
------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      4.55%      7.19   4.89      4.75
------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                      1.73%      1.79   1.70      1.18
------------------------------------------------------------------------------------------
Net investment income                              3.36%      3.62   3.84      4.20
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                           1.73%      1.81   2.02      1.73
------------------------------------------------------------------------------------------
Net investment income                              3.36%      3.60   3.52      3.65
------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------------------------

                                               SIX MONTHS                             MARCH 15
                                                 ENDED       YEAR ENDED AUGUST 31,       TO
                                              FEBRUARY 28,   ---------------------   AUGUST 31,
                                                  1998         1997        1996         1995
---------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)       $5,875        5,304       3,982       4,309
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                 27%          65         128          68
---------------------------------------------------------------------------------------------------

NOTE FOR NEW JERSEY FUND:

The investment manager agreed to waive the management fee of the New Jersey Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996, the investment manager agreed to absorb certain operating expenses of the Fund. "Other ratios to average net assets" are computed without this expense waiver or absorption.

FINANCIAL HIGHLIGHTS


                                               ------------------------------------------------
                                                                   CLASS A
                                               ------------------------------------------------
                                                SIX MONTHS
                                                  ENDED             YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   ---------------------------------
NEW YORK                                           1998       1997    1996    1995    1994
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.93      10.66   10.80   10.73   11.59
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .26        .56     .56     .58     .58
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .26        .36      --     .20    (.60)
-----------------------------------------------------------------------------------------------
Total from investment operations                     .52        .92     .56     .78    (.02)
-----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .26        .56     .56     .58     .58
-----------------------------------------------------------------------------------------------
  Distribution from net realized gain                .18        .09     .14     .13     .26
-----------------------------------------------------------------------------------------------
Total dividends                                      .44        .65     .70     .71     .84
-----------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.01      10.93   10.66   10.80   10.73
-----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       4.89%      8.77    5.26    7.62    (.19)
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------
Expenses                                             .82%       .83     .83     .81     .76
-----------------------------------------------------------------------------------------------
Net investment income                               4.79%      5.15    5.15    5.47    5.29
-----------------------------------------------------------------------------------------------

                                               -----------------------------------------------------
                                                                      CLASS B
                                               -----------------------------------------------------
                                                SIX MONTHS                              MAY 31
                                                  ENDED       YEAR ENDED AUGUST 31,       TO
                                               FEBRUARY 28,   ---------------------   AUGUST 31,
                                                   1998       1997    1996    1995       1994
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.94      10.66   10.80   10.73     10.77
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .22        .47     .47     .48       .12
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .25        .37      --     .20      (.04)
----------------------------------------------------------------------------------------------------
Total from investment operations                     .47        .84     .47     .68       .08
----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .22        .47     .47     .48       .12
----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                .18        .09     .14     .13        --
----------------------------------------------------------------------------------------------------
Total dividends                                      .40        .56     .61     .61       .12
----------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.01      10.94   10.66   10.80     10.73
----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       4.35%      7.96    4.36    6.69       .75
----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------
Expenses                                            1.68%      1.67    1.69    1.67      1.68
----------------------------------------------------------------------------------------------------
Net investment income                               3.93%      4.31    4.29    4.61      4.36
----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                               -----------------------------------------------------
                                                                      CLASS C
                                               -----------------------------------------------------
                                                SIX MONTHS                              MAY 31
                                                  ENDED       YEAR ENDED AUGUST 31,       TO
                                               FEBRUARY 28,   ---------------------   AUGUST 31,
                                                   1998       1997    1996    1995       1994
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.92      10.65   10.79   10.73     10.77
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .22        .47     .47     .48       .12
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .26        .36      --     .19      (.04)
----------------------------------------------------------------------------------------------------
Total from investment operations                     .48        .83     .47     .67       .08
----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .22        .47     .47     .48       .12
----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                .18        .09     .14     .13        --
----------------------------------------------------------------------------------------------------
Total dividends                                      .40        .56     .61     .61       .12
----------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.00      10.92   10.65   10.79     10.73
----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       4.46%      7.87    4.38    6.64       .70
----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------
Expenses                                            1.66%      1.65    1.67    1.62      1.63
----------------------------------------------------------------------------------------------------
Net investment income                               3.95%      4.33    4.31    4.66      4.68
----------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                 YEAR ENDED AUGUST 31,
                                           FEBRUARY 28,   ------------------------------------------
                                               1998         1997      1996      1995      1994
----------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)   $284,276      285,934   302,346   319,477   342,839
----------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)               81%          92       104       112        43
----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              ---------------------------------------------------
                                                                    CLASS A
                                              ---------------------------------------------------
                                               SIX MONTHS                              MARCH 15
                                                 ENDED       YEAR ENDED AUGUST 31,        TO
                                              FEBRUARY 28,   ---------------------    AUGUST 31,
PENNSYLVANIA                                      1998       1997             1996       1995
-------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.41       9.95            9.81       9.50
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .22        .46             .44        .22
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                  .31        .46             .14        .31
-------------------------------------------------------------------------------------------------
Total from investment operations                    .53        .92             .58        .53
-------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .22        .46             .44        .22
-------------------------------------------------------------------------------------------------
  Distribution from net realized gain               .09         --              --         --
-------------------------------------------------------------------------------------------------
Total dividends                                     .31        .46             .44        .22
-------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.63      10.41            9.95       9.81
-------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      5.04%      9.41            6.01       5.54
-------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                       .97%       .97            1.06        .46
-------------------------------------------------------------------------------------------------
Net investment income                              4.07%      4.48            4.33       4.93
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                            .97%      1.12            1.39       1.01
-------------------------------------------------------------------------------------------------
Net investment income                              4.07%      4.33            4.00       4.38
-------------------------------------------------------------------------------------------------

                                              --------------------------------------------------
                                                                   CLASS B
                                              --------------------------------------------------
                                               SIX MONTHS                             MARCH 15
                                                 ENDED       YEAR ENDED AUGUST 31,       TO
                                              FEBRUARY 28,   ---------------------   AUGUST 31,
                                                  1998       1997             1996      1995
------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.41       9.95            9.80      9.50
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .18        .38             .37       .18
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                  .30        .46             .15       .30
------------------------------------------------------------------------------------------------
Total from investment operations                    .48        .84             .52       .48
------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .18        .38             .37       .18
------------------------------------------------------------------------------------------------
  Distribution from net realized gain               .09         --              --        --
------------------------------------------------------------------------------------------------
Total dividends                                     .27        .38             .37       .18
------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.62      10.41            9.95      9.80
------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      4.62%      8.58            5.29      5.05
------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                      1.72%      1.73            1.83      1.24
------------------------------------------------------------------------------------------------
Net investment income                              3.32%      3.72            3.56      4.15
------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------------------
Expenses                                           1.81%      1.93            2.16      1.79
------------------------------------------------------------------------------------------------
Net investment income                              3.23%      3.52            3.23      3.60
------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                              -------------------------------------------------
                                                                   CLASS C
                                              -------------------------------------------------
                                               SIX MONTHS                             MARCH 15
                                                 ENDED       YEAR ENDED AUGUST 31,       TO
                                              FEBRUARY 28,   ---------------------   AUGUST 31,
                                                  1998       1997             1996      1995
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.41       9.95            9.81      9.50
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .18        .38             .37       .19
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain                  .31        .46             .14       .31
-----------------------------------------------------------------------------------------------
Total from investment operations                    .49        .84             .51       .50
-----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .18        .38             .37       .19
-----------------------------------------------------------------------------------------------
  Distribution from net realized gain               .09         --              --        --
-----------------------------------------------------------------------------------------------
Total dividends                                     .27        .38             .37       .19
-----------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.63      10.41            9.95      9.81
-----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      4.77%      8.60            5.19      5.18
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                      1.70%      1.71            1.80      1.21
-----------------------------------------------------------------------------------------------
Net investment income                              3.34%      3.74            3.59      4.18
-----------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------
Expenses                                           1.79%      1.96            2.13      1.76
-----------------------------------------------------------------------------------------------
Net investment income                              3.25%      3.49            3.26      3.63
-----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------

                                                SIX MONTHS                             MARCH 15
                                                  ENDED       YEAR ENDED AUGUST 31,       TO
                                               FEBRUARY 28,   ---------------------   AUGUST 31,
                                                   1998       1997            1996       1995
------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $6,853      6,304           4,449     2,118
------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                  44%       117             158        85
------------------------------------------------------------------------------------------------

NOTE FOR PENNSYLVANIA FUND:

The investment manager agreed to waive the management fee of the Pennsylvania Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996, the investment manager agreed to absorb certain operating expenses of the Fund. "Other ratios to average net assets" are computed without this expense waiver or absorption.

                                    NOTES

                                    NOTES

                                    NOTES

TRUSTEES & OFFICERS

TRUSTEES                  OFFICERS

DANIEL PIERCE             MARK S. CASADY                  KATHRYN L. QUIRK
Chairman and Trustee      President                       Vice President

DAVID W. BELIN            PHILIP J. COLLORA               LINDA J. WONDRACK
Trustee                   Vice President,                 Vice President
                          Secretary and Treasurer
LEWIS A. BURNHAM                                          JOHN R. HEBBLE
Trustee                   ELEANOR R. BRENNAN              Assistant Treasurer
                          Vice President
DONALD L. DUNAWAY                                         MAUREEN E. KANE
Trustee                   PHILIP G. CONDON                Assistant Secretary
                          Vice President
ROBERT B. HOFFMAN                                         CAROLINE PEARSON
Trustee                   JERALD K. HARTMAN               Assistant Secretary
                          Vice President
DONALD R. JONES                                           ELIZABETH C. WERTH
Trustee                   THOMAS W. LITTAUER              Assistant Secretary
                          Vice President
SHIRLEY D. PETERSON
Trustee                   ANN M. MCCREARY
                          Vice President
WILLIAM P. SOMMERS
Trustee                   CHRISTOPHER J. MIER
                          Vice President
EDMOND D. VILLANI
Trustee                   ROBERT C. PECK, JR.
                          Vice President

--------------------------------------------------------------------------------
LEGAL COUNSEL              VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                           222 North LaSalle Street
                           Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER
--------------------------------------------------------------------------------
SERVICE AGENT              KEMPER SERVICE COMPANY
                           P.O. Box 419557
                           Kansas City, MO 64141
--------------------------------------------------------------------------------
CUSTODIAN AND              INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT             801 Pennsylvania
                           Kansas City, MO 64105
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER      KEMPER DISTRIBUTORS, INC.
                           222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

[KEMPER FUNDS LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)



 Printed on recycled paper in the U.S.A.
 This report is not to be distributed
 unless preceded or accompanied by a
 Kemper Tax-Free Income Funds prospectus.
 KSTIS - 3 (4/98) 1045800